As filed with the Securities and Exchange Commission on February 25,
1999
Registration Nos. 002-25890
811-01464

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

POST-EFFECTIVE AMENDMENT NO. 63
To The
REGISTRATION STATEMENT
Under
THE SECURITIES ACT OF 1933
and
AMENDMENT NO. 43
under
THE INVESTMENT COMPANY ACT OF 1940

SMITH BARNEY FUNDS, INC.
(Exact name of Registrant as specified in Charter)

388 Greenwich Street, New York, New York 10013
(Address of principal executive offices)

(212) 816-6474
(Registrant's telephone number)

Christina T. Sydor,Esq.
Secretary
Smith Barney Funds, Inc.
388 Greenwich Street, New York, New York 10013
(Name and address of agent for service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on  (date)  pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(i)
[X]	on April 30, 1999 pursuant to paragraph (a)(i) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(ii)
[ ]	on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.





SMITH BARNEY FUNDS, INC.

LARGE CAP VALUE FUND
U.S. GOVERNMENT SECURITIES FUND
SHORT-TERM HIGH GRADE BOND FUND


CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and
Documents:

Front Cover

Contents Page

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits


Part A

       ---------------------------------
          [Logo]

          Smith Barney Mutual Funds

          Investing for your future.

          Every day.

       ---------------------------------


PROSPECTUS          SMITH BARNEY
                    MUTUAL FUNDS



APRIL 30, 1999   LARGE CAP VALUE FUND

                          CLASS A, B, L AND Y SHARES


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

CONTENTS

               Fund goal and strategies.............................  4

               Risks, performance and expenses......................  5

               More on the fund's investments.......................  8

               Management...........................................  9

               Choosing a class of shares to buy.................... 10

               Comparing the fund's classes......................... 11

               Sales charges........................................ 12

               More about deferred sales charges.................... 15

               Buying shares........................................ 16

               Exchanging shares.................................... 17

               Redeeming shares..................................... 18

               Other things to know about
                share transactions.................................. 20

               Smith Barney 401(k) and ExecChoice
                programs............................................ 22

               Dividends, distributions and
                taxes............................................... 23

               Share price.......................................... 24

               Financial highlights................................. 24

YOU SHOULD KNOW:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

Large Cap Value Fund                                                         -1-

FUND GOAL AND STRATEGIES

INVESTMENT OBJECTIVE
Current income and long-term growth of income and capital.

KEY INVESTMENTS
The fund invests primarily in common stocks of U.S. companies having market capitalizations of at least $5 billion at the time of investment.

SELECTION PROCESS

The manager employs a two-step stock selection process in its search for undervalued stocks of established, well recognized but temporarily out of favor companies. First, the manager uses proprietary models and fundamental research to try to identify stocks that are underpriced in the market relative to their fundamental value. Next, the manager looks for a positive catalyst in the company's near term outlook which the manager believes will accelerate earnings. In selecting individual companies for investment, the manager looks for:

 .    Low market valuations measured by the manager's valuation models
 .    Above average dividend yields and established dividend records
 .    Positive changes in earnings prospects because of factors such as:

     -    New management
     -    Effective research, product development and marketing
     -    A business strategy not yet recognized by the marketplace
     -    Regulatory changes favoring the company

 .    High return on invested capital and strong cash flow
 .    Liquidity

RISKS, PERFORMANCE AND EXPENSES

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investing in large capitalization value securities can bring added benefits, but it may also involve additional risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

 .    The U.S. stock market goes down.

 .    Value stocks or larger capitalization stocks are temporarily out of favor.

 .    The manager's judgment about the attractiveness, value or potential appreciation of a particular stock provides to be incorrect.

 .    An adverse event, such as negative press reports about a company in the fund, depresses the value of the company's stock.

WHO MAY WANT TO INVEST
The fund may be an appropriate investment if you:

 .    Are seeking to participate in the long-term growth potential of the U.S.
     stock market

 .    Are looking for an investment with potentially greater return but higher risk than fixed income investments

 .    Are willing to accept the risks of the stock market

Large Cap Value Fund                                                         -3-

TOTAL RETURN

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

                           [BAR CHART APPEARS HERE]

The bar chart shows the performance of the fund's Class A shares for each of the past 10 years. Class B, L and Y shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

QUARTERLY RETURNS:  Highest:  xx% in ___ quarter 199X;  Lowest:   xx% in ___
quarter 199X

COMPARATIVE PERFORMANCE
This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the Russell 1000 Large Cap Value Index, a broad-based unmanaged index of those companies from among the 1000 largest publicly held companies which exhibit above average value characteristics (the "Russell Index"), and the Lipper Large Cap Value Fund Average (the "Lipper Funds Average"), an average composed of the fund's peer group of mutual funds. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.

                     AVERAGE ANNUAL TOTAL RETURNS -- CALENDAR YEARS ENDED DECEMBER 31, 1998

      Class                 Inception date      1 year         5 years         10 years       Since inception
        A                    5/18/67
        B                    11/7/94                            n/a             n/a
        L                    12/2/92                                            n/a
        Y                    1/12/93                                            n/a
     Russell Index             n/a
     Lipper Average            n/a

*Index comparison begins on

FEES AND EXPENSES
This table sets forth the fees and expenses you will pay if you invest in fund shares.

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)                                   CLASS A   CLASS B   CLASS L   CLASS Y
Maximum sales charge on purchases (as a % of offering price)            5.00%     None      1.00%      None

Maximum deferred sales charge on redemptions (as a % of the lower       None*     5.00%     1.00%      None
 of net asset value at purchase or redemption)

ANNUAL FUND OPERATING EXPENSES (paid by the fund as a % of net assets)

Management fee                                                          0.58%     0.58%     0.58%      0.58%

Distribution and service (12b-1) fee                                    0.25%     1.00%     1.00%      None

Other expenses                                                           ---       ---       ---        ---

Total annual fund operating expenses                                     ===       ===       ===        ===

* You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.


EXAMPLE
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 .    You invest $10,000 in the fund for the period shown
 .    Your investment has a 5% return each year
 .    You reinvest all distributions and dividends without a sales charge
 .    The fund's operating expenses remain the same

NUMBER OF YEARS YOU OWN YOUR SHARES                 1 YEAR       3 YEARS       5 YEARS      10 YEARS
Class A (with or without redemption)                $            $             $            $
Class B (redemption at end of period)               $            $             $            $
Class B (no redemption)                             $            $             $            $
Class L (redemption at end of period)               $            $             $            $
Class L (no redemption)                             $            $             $            $
Class Y (with or without redemption)                $            $             $            $

Large Cap Value Fund                                                         -5-

MORE ON THE FUND'S INVESTMENTS

OTHER INVESTMENTS. While the fund intends to be substantially fully invested in equity securities, the fund may maintain a portion of its assets in equity securities of companies with total market capitalizations below $5 billion and in money market instruments and/or cash to pay expenses and meet redemption requests. Generally, the value of these fixed income obligations will go down if interest rates go up, the issuer of the security has its credit rating downgraded or the issuer defaults on its obligation to pay principal or interest. The fund may also invest up to 10% of its net assets in American Depositary Receipts (ADRs) which are U.S. dollar denominated securities representing an interest in foreign securities. The fund's investments in ADRs involve greater risk than investments in securities of U.S. issuers.

DEFENSIVE INVESTING. The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

MANAGEMENT

MANAGER. The fund's investment manager is SSBC Fund Management Inc., an affiliate of Salomon Smith Barney Inc.The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

Ellen Cardozo Sonsino, investment officer of SSBC Fund Management Inc.. and managing director of Salomon Smith Barney, has been responsible for the day to day management of the fund since March 1998. Ms. Sonsino has 21 years of investment management experience.

MANAGEMENT FEES. During the fiscal year ended December 31, 1998, the manager an advisory fee equal to ____% of the fund's average daily net assets.

DISTRIBUTOR. The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

DISTRIBUTION PLANS. The fund has adopted Rule 12b-1 distribution plans for its Class A, B and L shares. Under each plan, the fund pays distribution and service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

YEAR 2000 ISSUE. Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund. The cost of addressing the Year 2000 issue, if substantial, could adversely affect companies and governments that issue securities held by the fund. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by other service providers that they are taking similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee the efforts of the fund (limited to requesting and receiving reports from its service providers) or its service providers to correct the problem will be successful.

Large Cap Value Fund                                                         -7-

CHOOSING A CLASS OF SHARES TO BUY

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

 .    If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.

 .    For Class B shares, all of your purchase price and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.

 .    Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:
 .    A Salomon Smith Barney Financial Consultant
 .    An investment dealer in the selling group or a broker that clears through
Salomon Smith Barney -- a dealer representative
 .    The fund, but only if you are investing through certain qualified plans or certain dealer representatives

INVESTMENT MINIMUMS. Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

------------------------------------------------------------------------------------------------------------------------
                                                                  INITIAL                             ADDITIONAL
                                                      ------------------------------------------------------------------
                                                              CLASSES A, B, L         CLASS Y        ALL CLASSES
General                                                            $1,000           $5 million          $50
IRAs, Self Employed Retirement Plans, Uniform Gift to              $  250           $5 million          $50
Minor Accounts
Qualified Retirement Plans*                                        $   25           $5 million          $25
Simple IRAs                                                        $    1                n/a            $ 1
Monthly Systematic Investment Plans                                $   25                n/a            $25
Quarterly Systematic Investment Plans                              $   50                n/a            $50
-------------------------------------------------------------------------------------------------------------------------

Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

COMPARING THE FUND'S CLASSES

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different compensation depending upon which class you choose.

----------------------------------------------------------------------------------------------------------------------------------
                             CLASS A                     CLASS B                   CLASS L                      CLASS Y
KEY FEATURES          .Initial sales charge      . No initial sales charge   . Initial sales charge      . No initial or deferred
                      .You may qualify for       . Deferred sales charge     is lower than Class A       sales charge
                      reduction or waiver of       declines over time        . Deferred sales charge     . Must invest at least
                      initial sales charge       . Converts to Class A         for only 1 year           $15million
                      . Lower annual expenses          after 8 years         . Does not convert to       . Lower annual expenses
                      than Class B and Class L   . Higher annual expenses    Class A                     than the other classes
                                                      than Class A           . Higher annual
                                                                             expenses than Class A

INITIAL SALES         Up to 5.00%; reduced or     None                       1.00%                       None
CHARGE                waived for large
                      purchases and certain
                      investors.  No charge for
                      purchases of $500,000 or
                      more

DEFERRED SALES        1% on purchases of          Up to 5.00% charged when   1% if you redeem within     None
CHARGE                $500,000 or more if you     you redeem shares.  The    1 year of purchase
                      redeem within 1 year of     charge is reduced over
                      purchase                    time and there is no
                                                  deferred sales charge
                                                  after 6 years

ANNUAL                0.25% of average daily      1.00% of average daily     1.00% of average daily      None
DISTRIBUTION AND      net assets                  net assets                 net assets
SERVICE FEES
EXCHANGEABLE          Class A shares of most      Class B shares of most     Class L shares of most      Class Y shares of most
INTO*                 Smith Barney funds          Smith Barney funds         Smith Barney funds          Smith Barney funds
----------------------------------------------------------------------------------------------------------------------------------

* Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.

Large Cap Value                                                              -9-

SALES CHARGE:  CLASS A SHARES

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

-------------------------------------------------------------------------------------------------
                                                              SALES CHARGE AS A % OF

                                                        OFFERING                 NET AMOUNT
AMOUNT OF PURCHASE                                      PRICE (%)                INVESTED (%)
Less than $25,000                                       5.00                        5.26
$25,000 but less than $50,000                           4.00                        4.17
$50,000 but less than $100,000                          3.50                        3.63
$100,000 but less than $250,000                         3.00                        3.09
$250,000 but less than $500,000                         2.00                        2.04
$500,000 or more                                         -0-                         -0-
-------------------------------------------------------------------------------------------------

Investments of $500,000 or more. You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

QUALIFYING FOR A REDUCED CLASS A SALES CHARGE. There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

Accumulation privilege - lets you combine the current value of Class A shares owned

     .    by you, or
     .    by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

WAIVERS FOR CERTAIN CLASS A INVESTORS. Class A initial sales charges are waived for certain types of investors, including:

 .    Employees of members of the NASD

 .    403(b) or 401(k) retirement plans, if certain conditions are met

 .    Clients of newly employed Salomon Smith Barney Financial Consultants, if certain conditions are met

 .    Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn more about the requirements for reductions or waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").

Large Cap Value Fund                                                        -11-

SALES CHARGE:  CLASS B SHARES

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

----------------------------------------------------------------------------------------------------------------------
                                                                                                           6th and
Year after purchase                         1st          2nd          3rd          4th          5th          over
----------------------------------------------------------------------------------------------------------------------
Deferred sales charge                      5.0%           4%           3%           2%           1%           0%
----------------------------------------------------------------------------------------------------------------------

CLASS B CONVERSION. After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

--------------------------------------------------------------------------------------------------------------
   SHARES ISSUED:                   SHARES ISSUED:                        SHARES ISSUED:
   AT INITIAL                       ON REINVESTMENT OF                    UPON EXCHANGE FROM
   PURCHASE                         DIVIDENDS AND                         ANOTHER SMITH BARNEY
                                    DISTRIBUTIONS                         FUND
--------------------------------------------------------------------------------------------------------------
   Eight years after the date of    In same proportion as the number of   On the date the shares originally
   purchase                         Class B shares converting is to       acquired would have converted into
                                    total Class B shares you own          Class A shares
--------------------------------------------------------------------------------------------------------------

SALES CHARGE:  CLASS L SHARES

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

SALES CHARGE:  CLASS Y SHARES

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 6-month period. To qualify, you must initially invest $5,000,000.

MORE ABOUT DEFERRED SALES CHARGES

The deferred sales charge is based on the net asset value at the time of or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 .    Shares exchanged for shares of another Smith Barney fund
 .    Shares representing reinvested distributions and dividends
 .    Shares no longer subject to the deferred sales charge

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

Deferred sales charge waivers

The deferred sales charge for each share class will generally be waived:

 .    On payments made through certain systematic withdrawal plans
 .    On certain distributions from a retirement plan
 .    For involuntary redemptions of small account balances
 .    For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

Large Cap Value Fund                                                        -13-

BUYING SHARES

Through a        You should contact your Salomon Smith Barney Financial
Salomon Smith    Consultant or dealer representative to open a brokerage account
Barney           and make arrangements to buy shares.
Financial
Consultant or    If you do not provide the following information, your order
dealer           will be rejected
represen-
tative           .  Class of shares being bought
                 .  Dollar amount or number of shares being bought

                 You should pay for your shares through your brokerage account no later than the third business day after you place your order. Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.


Through the      Qualified retirement plans and certain other investors who are
fund's           clients of the selling group are eligible to buy shares
transfer agent   directly from the fund.

                 .  Write the transfer agent at the following address:

                 Large Cap Value Fund
                    Smith Barney Funds, Inc.
                 (Specify class of shares)
                 c/o First Data Investor Services Group, Inc.
                 P.O. Box 5128
                 Westborough, Massachusetts 01581-5128

                 . Enclose a check to pay for the shares. For initial purchases, complete and send an account application.

                 . For more information, call the transfer agent at 1-800-451-2010.


Through a        You may authorize Salomon Smith Barney, your dealer
systematic       representative or the transfer agent to transfer funds
investment       automatically from a regular bank account, cash held in a
plan             Salomon Smith Barney brokerage account or Smith Barney money market fund to buy shares on a regular basis.

                 . Amounts transferred should be at least: $25 monthly or $50 quarterly

                 . If you do not have sufficient funds in your account on a transfer date, Salomon Smith Barney, your dealer representative or the transfer agent may charge you a fee

                 . For more information, contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent or consult the SAI.

EXCHANGING SHARES

Smith Barney     You should contact your Salomon Smith Barney Financial
offers a         Consultant or dealer representative to exchange into other
distinctive      Smith Barney funds.  Be sure to read the prospectus of the
family of        Smith Barney fund you are exchanging into.  An exchange is a
funds            taxable transaction.
tailored to
help meet        .  You may exchange shares only for shares of the same class of
the varying      another Smith Barney fund.  Not all Smith Barney funds offer
needs of         all classes.
both large
and small        .  Not all Smith Barney funds may be offered in your state of
investors.       residence.  Contact your Smith Barney Financial Consultant, dealer representative or the transfer agent.

                 .  You must meet the minimum investment amount for each fund

                 . If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.

                 .   The fund may suspend or terminate your exchange privilege
                 if you engage in an excessive pattern of exchanges



Waiver of        Your shares will not be subject to an initial sales charge at
additional        the time of the exchange.
sales
charges          Your deferred sales charge (if any) will continue to be
                 measured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.


By telephone     If you do not have a brokerage account, you may be eligible to exchange shares through the transfer agent. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New
                 York Stock Exchange is open. Call the transfer agent at 1-800-
                 451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time).
                 Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                 You can make telephone exchanges only between accounts that have identical registrations.


By mail If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the transfer agent at the address on the opposite page.

Large Cap Value Fund                                                        -15-

REDEEMING SHARES

Generally        Contact your Salomon Smith Barney Financial Consultant or
                 dealer representative to redeem shares of the fund.

                 If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                 If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.


By mail For accounts held directly at the fund, send written requests to the transfer agent at the following address:

                    Large Cap Value Fund
                       Smith Barney Funds, Inc.
                    (Specify class of shares)
                    c/o First Data Investor Services Group, Inc.
                    P.O. Box 5128
                    Westborough, Massachusetts 01581-5128

                 Your written request must provide the following:

                 .  Your account number

                 . The class of shares and the dollar amount or number of shares to be redeemed

                 . Signatures of each owner exactly as the account is registered

By telephone     If you do not have a brokerage account, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                 Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You may be charged a fee for wire transfers. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other documents.



Automatic        You can arrange for the automatic redemption of a portion of
cash             your shares on a monthly or quarterly basis.  To qualify you
withdrawal       must own shares of the fund with a value of at least $10,000
plans            and each automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

                 The following conditions apply:

                 .  Your shares must not be represented by certificates

                 .  All dividends and distributions must be reinvested

                 For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

Large Cap Value Fund                                                        -17-

OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed.

     .   Name of the fund
     .   Account number
     .   Class of shares being bought, exchanged or redeemed
     . Dollar amount or number of shares being bought, exchanged or redeemed
     .  Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

SIGNATURE GUARANTEES. To be in good order, your redemption request must include a signature guarantee if you:

 . Are redeeming (together with other requests submitted in the previous 10 days) over $10,000 of shares

 .  Are sending signed share certificates or stock powers to the transfer agent

 . Instruct the transfer agent to mail the check to an address different from the one on your account

 .  Changed your account registration

 .  Want the check paid to someone other than the account owner(s)

 . Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

 .  Suspend the offering of shares

 .  Waive or change minimum and additional investment amounts

 .  Reject any purchase or exchange order

 .  Change, revoke or suspend the exchange privilege

 .  Suspend telephone transactions

 . Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

 . Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

SMALL ACCOUNT BALANCES. If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

EXCESSIVE EXCHANGE TRANSACTIONS. The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

SHARE CERTIFICATES. The fund does not issue share certificates unless a written request is made to the transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

Lagre Cap Value Fund                                                        -19-

SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS

You may be eligible to participate in the Smith Barney 401(k) program or the Smith Barney ExecChoice(TM) program. The fund offers Class A and Class L shares
to participating plans as investment alternatives under the programs.   You can
meet minimum investment and exchange amounts by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment. Once a class of shares is chosen, all additional purchases must be of the same class.

 .  Class A shares may be purchased by plans investing at least $1 million.

 . Class L shares may be purchased by plans investing less than $1 million. Class L shares are eligible for exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange sooner in the following circumstances:

          If the account was opened on or after June 21, 1996 and a total of $1 million is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program 5 years.

          If the account was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds Class L shares (other than money market funds) on December 31 in any year, all Class L and Class O shares are eligible for exchange on or about March 31 of the following year.

For more information, call your Salomon Smith Barney Financial Consultant or the transfer agent, or consult the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS. The fund pays dividends quarterly from its net investment income. The fund generally makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from capital gains. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

TAXES. In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

--------------------------------------------------------------------------------------------------
TRANSACTION                                  FEDERAL TAX STATUS
Redemption or exchange of shares             Usually capital gain or loss; long-term only if
                                             shares owned more than one year

Long-term capital gain distributions         Long-term capital gain

Short-term capital gain distributions        Ordinary income

Dividends                                    Ordinary income
--------------------------------------------------------------------------------------------------

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

Large Cap Value Fund                                                        -21-

SHARE PRICE

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quotations. When reliable market prices are not readily available, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer representative before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.


FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the performance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the fund's financial statements, are included in the annual report (available upon request).

FOR A CLASS A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31:

---------------------------------------------------------------------------------------------------------------------------
                                               1998             1997              1996             1995           1994(1)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                            $  14.79          $  14.59        $  12.18        $  13.31
---------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income                                           0.29              0.36            0.39            0.43
  Net realized and unrealized gain                                3.80              1.99            3.59           (1.00)
  (loss)
---------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                               4.09              2.35            3.98           (0.57)
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                          (0.29)            (0.36)          (0.39)          (0.42)
  Net realized gains (2)                                         (1.50)            (1.79)          (1.18)          (0.14)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (1.79)            (2.15)          (1.57)          (0.56)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                  $  17.09          $  14.79        $  14.59        $  12.18
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (3)                                                 27.86%            16.06%          33.05%          (4.31)%
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000)'S                               $758,708          $645,935        $617,431        $544,572
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                                        0.92%             0.95%           1.02%           0.96%
  Net investment income                                           1.71              2.28            2.78            3.31
---------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                             40%               49%             51%             27%
---------------------------------------------------------------------------------------------------------------------------

  (1) On October 10, 1994, former Class C shares were exchanged into Class A shares and therefore Class C share activity for the period from January 1, 1994 through October 9, 1994 is included with Class A share activity.
  (2) Net short-term gains, if any, are included and reported as ordinary income for income tax purposes.
  (3)  Total return does not reflect any applicable sales charges.

Large Cap Value Fund                                                        -23-

FOR A CLASS B SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31:

----------------------------------------------------------------------------------------------------------
                                             1998      1997        1996       1995        1994(1)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                   $ 14.74     $ 14.54     $12.15     $  12.54
----------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income                                 0.16        0.25       0.24         0.03
  Net realized and unrealized gain                      3.78        1.98       3.62        (0.19)
   (loss)
----------------------------------------------------------------------------------------------------------
Total income (loss) from operations                     3.94        2.23       3.86        (0.16)
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                (0.15)      (0.24)     (0.29)       (0.09)
  Net realized gains (2)                               (1.50)      (1.79)     (1.18)       (0.14)
----------------------------------------------------------------------------------------------------------
Total distributions                                    (1.65)      (2.03)     (1.47)       (0.23)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                         $ 17.03     $ 14.74     $14.54     $  12.15
----------------------------------------------------------------------------------------------------------
TOTAL RETURN (3)                                       26.83%      15.22%     32.07%       (1.28)%(4)
----------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000)'S                      $28,525     $14,883     $6,605     $    354
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                              1.71%       1.71%      1.73%        1.59%(5)(6)
  Net investment income                                 0.92        1.55       1.83         2.11(5)
----------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                   40%         49%        51%          27%
----------------------------------------------------------------------------------------------------------

(1)  For the period from November 7, 1994 (inception date) to December 31, 1994.
(2) Net short-term gains, if any, are included and reported as ordinary income for income tax purposes.
(3)  Total return does not reflect any applicable sales charge.
(4)  Not annualized.
(5)  Annualized
(6)  Amount has been restated from December 31, 1994 Annual Report.

FOR A CLASS L SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31:

-----------------------------------------------------------------------------------------------------------
                                                 1998        1997         1996         1995       1994(1)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                          $ 14.76      $ 14.57     $ 12.18     $ 13.30
-----------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income                                        0.16         0.24        0.27        0.31
  Net realized and unrealized gain                             3.79         1.98        3.59       (0.95)
  (loss)
-----------------------------------------------------------------------------------------------------------
Total income (loss) from operations                            3.95         2.22        3.86       (0.64)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                       (0.16)       (0.24)      (0.29)      (0.34)
  Net realized gains (2)                                      (1.50)       (1.79)      (1.18)      (0.14)
-----------------------------------------------------------------------------------------------------------
Total distributions                                           (1.66)       (2.03)      (1.47)      (0.48)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                $ 17.05      $ 14.76     $ 14.57     $ 12.18
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN (3)                                              26.85%       15.15%      32.01%     (4.91)%
-----------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000)'S                             $42,115      $33,365     $29,758     $27,507
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                                     1.69%        1.73%       1.79%       1.75%
  Net investment income                                        0.93         1.50        2.00        2.49
-----------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                          40%          49%         51%         27%
-----------------------------------------------------------------------------------------------------------

  (1)  On November 7, 1994, former Class B shares were renamed Class C shares.
  (2) Net short-term gains, if any, are included and reported as ordinary income for income tax purposes.
  (3)  Total return does not reflect any applicable sales charges.

FOR A CLASS Y SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31:

------------------------------------------------------------------------------------------------------------------
                                                                       1998           1997           1996(1)(2)
NET ASSET VALUE, BEGINNING OF YEAR                                                 $ 14.80           $ 15.06
------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income                                                               0.38              0.36
  Net realized and unrealized gain                                                    3.76              1.58
Total income (loss) from operations                                                   4.14              1.94
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
------------------------------------------------------------------------------------------------------------------
  Net investment income                                                              (0.35)            (0.41)
  Net realized gains(3)                                                              (1.50)            (1.79)
------------------------------------------------------------------------------------------------------------------
Total distributions                                                                  (1.85)            (2.20)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                                       $ 17.09           $ 14.80
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                         28.21%            12.86%(4)
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000)'S                                                   $111,690           $30,169
------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                                                            0.60%             0.66%(5)
  Net investment income                                                               2.06              3.02(5)
------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                                 40%               49%
------------------------------------------------------------------------------------------------------------------

  (1)    Per share amounts calculated using the monthly average shares method.
  (2)    For the period from February 6, 1996 (inception date) to December 31,
         1996.
  (3) Net short-term gains, if any, are included and reported as ordinary income for income tax purposes.
  (4)    Not annualized.
  (5)    Annualized.

Large Cap Value Fund                                                        -26-

SALOMON SMITH BARNEY (SM)
A MEMBER OF CITIGROUP [SYMBOL]

LARGE CAP VALUE FUND
- an investment portfolio of Smith Barney Funds, Inc.

SHAREHOLDER REPORTS. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

STATEMENT OF ADDITIONAL INFORMATION. The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

VISIT OUR WEB SITE. Our web site is located at www.smithbarney.com

You can also review the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same information free from the Commission's Internet web site at http:www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(SM) Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

    ---------------------------
     [Logo]

     Smith Barney Mutual Funds

     Investing for your future.

     Every day.
    ---------------------------

PROSPECTUS                    SMITH BARNEY
                              MUTUAL FUNDS



April 30, 1999            LARGE CAP VALUE FUND

                             Class Z Shares



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

The Class Z shares described in this prospectus are offered exclusively for sale to tax-exempt employee benefit and retirement plans of Salomon Smith Barney Inc. or any of its affiliates.

CONTENTS



       Fund goal and strategies............................      4

       More on the fund's investments......................      8

       Management..........................................      9

       Buying, selling and redeeming
         Class Z shares....................................     10

       Share price.........................................     11

       Dividends, distributions and
         taxes.............................................     12

       Financial highlights................................     13




YOU SHOULD KNOW:
An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

Large Cap Value Fund -- Class Z Shares                                      -1-

FUND GOAL AND STRATEGIES

INVESTMENT OBJECTIVE
Current income and long-term growth of income and capital.

KEY INVESTMENTS
The fund invests primarily in common stocks of U.S. companies having market capitalizations of at least $5 billion at the time of investment.

SELECTION PROCESS
The manager employs a two-step stock selection process in its search for undervalued stocks of established, well recognized but temporarily out of favor companies. First, the manager uses proprietary models and fundamental research to try to identify stocks that are underpriced in the market relative to their fundamental value. Next, the manager looks for a positive catalyst in the company's near term outlook which the manager believes will accelerate earnings. In selecting individual companies for investment, the manager looks for:

 .    Low market valuations measured by the manager's valuation models
 .    Above average dividend yields and established dividend records
 .    Positive changes in earnings prospects because of factors such as:

     -    New management
     -    Effective research, product development and marketing
     -    A business strategy not yet recognized by the marketplace
     -    Regulatory changes favoring the company

 .    High return on invested capital and strong cash flow.
 .    Liquidity

RISKS, PERFORMANCE AND EXPENSES

PRINCIPAL RISKS OF INVESTING IN THE FUND
Investing in large capitalization value securities can bring added benefits, but it may also involve additional risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

 .    The U.S. stock market goes down.

 .    Value stocks or larger capitalization stocks are temporarily out of favor.

 .    The manager's judgment about the attractiveness, value or potential appreciation of a particular stock provides to be incorrect.

 .    An adverse event, such as negative press reports about a company in the fund, depresses the value of the company's stock.

WHO MAY WANT TO INVEST
The fund may be an appropriate investment if you:

 .    Are seeking to participate in the long-term growth potential of the U.S.
     stock market

 .    Are looking for an investment with potentially greater return but higher risk than fixed income investments

 .    Are willing to accept the risks of the stock market


Large Cap Value Fund -- Class Z Shares                                       -3-

TOTAL RETURN

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future.


                           [BAR CHART APPEARS HERE]


The bar chart shows the performance of the fund's Class Z shares for each of the past 4 full calendar years.

QUARTERLY RETURNS: Highest: xx% in ___ quarter 199X; Lowest: xx% in ___ quarter 199X

COMPARATIVE PERFORMANCE
This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the Russell 1000 Large Cap Value Index, a broad-based unmanaged index of those companies from among the 1000 largest publicly held companies which exhibit above average value characteristics (the "Russell Index"), and the Lipper Large Cap Value Fund Average (the "Lipper Funds Average"), an average composed of the fund's peer group of mutual funds. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.


         AVERAGE ANNUAL TOTAL RETURNS --------- Calendar Years Ended December 31, 1998

            Class        Inception        1 year      5 years     10 years      Since inception
                         date

             Z           11/07/94                                   n/a

Russell Index               n/a

Lipper Average              n/a

*Index comparison begins on

FEES AND EXPENSES
This table sets forth the fees and expenses you will pay if you invest in fund shares.

  ANNUAL FUND OPERATING EXPENSES (paid by the fund as a % of fund net assets)

  Management fee                                                                0.58%

  Other expenses                                                                -----

  Total annual fund operating expenses
                                                                                =====



EXAMPLE
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 .  You invest $10,000 in the fund for the period shown
 .  Your investment has a 5% return each year
 .  You reinvest all distributions and dividends
 .  The fund's operating expenses remain the same


 NUMBER OF YEARS YOU OWN YOUR SHARES              1 YEAR           3 YEARS          5 YEARS            10 YEARS

Class Z                                           $                $                $                  $


Large Cap Value Fund -- Class Z Shares                                       -5-

  MORE ON THE FUND'S INVESTMENTS

OTHER INVESTMENTS. While the fund intends to be substantially fully invested in equity securities, the fund may maintain a portion of its assets in equity securities of companies with total market capitalizations below $5 billion and in money market instruments and/or cash to pay expenses and meet redemption requests. Generally, the value of these fixed income obligations will go down if interest rates go up, the issuer of the security has its credit rating downgraded or the issuer defaults on its obligation to pay principal or interest. The fund may also invest up to 10% of its net assets in American Depositary Receipts (ADRs) which are U.S. dollar denominated securities representing an interest in foreign securities. The fund's investments in ADRs involve greater risk than investments in securities of U.S. issuers.

DEFENSIVE INVESTING. The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

MANAGEMENT


MANAGER. The fund's investment manager is SSBC Fund Management Inc., an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

Ellen Cardozo Sonsino, investment officer of SSBC Fund Management Inc. and managing director of Salomon Smith Barney, has been responsible for the day to day management of the fund since March 1998. Ms. Sonsino has 21 years of investment management experience.

MANAGEMENT FEES. During the fiscal year ended December 31, 1998, the manager received an advisory fee fee equal to ___% of the fund's average daily net assets.

DISTRIBUTOR. The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

YEAR 2000 ISSUE. Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund. The cost of addressing the Year 2000 issue, if substantial, could adversely affect companies and governments that issue securities held by the fund. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by other service providers that they are taking similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee the efforts of the fund (limited to requesting and receiving reports from its service providers) or its service providers to correct the problem will be successful

Large Cap Value Fund -- Class Z Shares                                       -7-

BUYING, SELLING AND EXCHANGING CLASS Z SHARES


Through a         You may buy, sell or exchange Class Z shares only through a
qualified plan    "qualified plan." A qualified plan is a tax-exempt employee benefit or retirement plan of Salomon Smith Barney, Inc. or one of its affiliates.

                  There are no minimum investment requirements for Class Z shares. However, the fund reserves the right to change this policy at any time.

Buying Orders to buy Class Z shares must be made in accordance with the terms of a qualified plan. If you are a participant in a qualified plan, you may place an order with your plan to buy Class Z shares at net asset value, without any sales charge. Payment is due to Salomon Smith Barney on settlement date, which is the third business day after your order is accepted. If you make payment prior to this date, you may designate a temporary investment (such as a money market fund of the Smith Barney Mutual Funds) for payment until settlement date. The fund reserves the right to reject any order to buy shares and to suspend the offering of shares for a period of time.

Selling Qualified plans may redeem their shares on any day on which the fund calculates its net asset value. You should consult the terms of your qualified plan for special redemption provisions.


Exchanging        You should should consult your qualified plan for information about available exchange options.

 SHARE PRICE

Qualified plans may buy, exchange or redeem Class Z shares of the fund at the net asset value next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quotations. The fund's currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time. When reliable market prices are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your qualified plan before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order with your qualified plan prior to the actual closing time. Otherwise, you will receive the next business day's price.

Your qualified plan must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

Large Cap Value Fund -- Class Z Shares                                       -9-

  DISTRIBUTIONS, DIVIDENDS AND TAXES

An investment in the fund will have the following consequences for a qualified plan as the owner of shares in the fund. Qualified plan participants should consult their plan document or tax advisors about the tax consequences of participating in a qualified plan.

Dividends. The fund generally makes capital gain distributions and pays dividends, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in addition Class Z shares. The fund expects distributions to be primarily from capital gains. No sales charge is imposed on reinvested distributions or dividends. Alternatively, a qualified plan can in tion or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes. Provided that a qualified plan has not borrowed to finance its investment in the fund, it will not be taxable on the receipt of dividends and distributions from the fund.

Because each shareholder's circumstances are different and special tax rules may
apply, you should consult with your tax adviser about your investment in the fund.

 FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the performance of Class Z shares for the past 5 years. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG Peat Marwick LLP, independent accountants, whose report, along with the fund's financial statements, are included in the annual report (available upon request).

FOR A CLASS Z SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED
 DECEMBER 31:
----------------------------------------------------------------------------
-----------------------------------------------

                                                    1998        1997
 1996          1995        1994/(1)/
----------------------------------------------------------------------------
-----------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                             $  14.82
 $  14.61      $ 12.19     $ 12.54
----------------------------------------------------------------------------
-----------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
----------------------------------------------------------------------------
-----------------------------------------------
   Net investment income(loss)                                     0.35
  0.42         0.43        0.07
----------------------------------------------------------------------------
-----------------------------------------------
   Net realized and unrealized
   gain (loss)/(2)/                                                3.80
  1.99         3.59       (0.16)
----------------------------------------------------------------------------
-----------------------------------------------
Total income (loss) from operations                                4.15
  2.41         4.02       (0.09)
----------------------------------------------------------------------------
-----------------------------------------------
LESS DISTRIBUTIONS FROM:
----------------------------------------------------------------------------
-----------------------------------------------
   Net investment income                                          (0.35)
 (0.41)       (0.42)      (0.12)
----------------------------------------------------------------------------
-----------------------------------------------
   Net realized gains                                             (1.50)
 (1.79)       (1.18)      (0.14)
----------------------------------------------------------------------------
-----------------------------------------------
Total distributions                                               (1.85)
    (2.20)       (1.60)      (0.26)
----------------------------------------------------------------------------
-----------------------------------------------
NET ASSET VALUE, END OF YEAR                                   $  17.12
 $  14.82      $ 14.61     $ 12.19
----------------------------------------------------------------------------
-----------------------------------------------
Total return                                                      28.27%
    16.47%       33.41%      (0.73%)/(3)/
----------------------------------------------------------------------------
-----------------------------------------------
NET ASSETS, END OF YEAR (000)'S                                $144,008
 $113,160      $98,661     $80,010
----------------------------------------------------------------------------
-----------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
----------------------------------------------------------------------------
-----------------------------------------------
   Expenses                                                        0.60%
     0.62%        0.69%       0.42%/(4)/
----------------------------------------------------------------------------
-----------------------------------------------
   Net investment income (loss)                                    2.03
     2.62         3.11        3.88/(4)/
----------------------------------------------------------------------------
-----------------------------------------------
PORTFOLIO TURNOVER RATE                                              40%
       49%          51%         27%
----------------------------------------------------------------------------
-----------------------------------------------

 (1)  For the period from November 7, 1994 (inception date) to December 31,
      1994.
 (2) Net short term gains, if any, one included and reported in ordinary income for tax purposes.
 (3)  Not annualized.
 (4)  Annualized.


Large Cap Value fund -- Class Z Shares                                   -11-

SALOMON SMITH BARNEY(SM)
A MEMBER OF CITIGROUP [SYMBOL]

LARGE CAP VALUE FUND
- an investment portfolio of Smith Barney Funds, Inc.

SHAREHOLDER REPORTS. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your qualified plan or the transfer agent if you do not want this policy to apply to you.

STATEMENT OF ADDITIONAL INFORMATION. The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally a part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your qualified plan, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

VISIT OUR WEB SITE. Our web site is located at www.smithbarney.com

You can also review the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same information free from the Commission's Internet web site at http:www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(SM) Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

    -----------------------
     [Logo]

     Smith Barney Mutual
     Funds

     Investing for your
     future.

     Every day.
    -----------------------



PROSPECTUS                       SMITH BARNEY
                                 MUTUAL FUNDS

------------------------------------------------------------------

April 30, 1999          Short-Term High Grade Bond Fund

                             Class A and Y Shares



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

CONTENTS



               Fund goal and strategies...........................   4

               Risks, performance and expenses....................   5

               More on the fund's investments.....................   8

               Management.........................................   9

               Choosing a class of shares to buy..................  10

               Buying shares......................................  11

               Exchanging shares..................................  12

               Redeeming shares...................................  13

               Other things to know about
                 share transactions...............................  15

               Smith Barney 401(k) and
                 ExecChoice(TM) programs..........................  17

               Dividends, distributions and
                 taxes............................................  18

               Share price........................................  19

               Financial highlights...............................  20

YOU SHOULD KNOW:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

Short-Term High Grade Bond Fund                                             -1-

FUND GOAL AND STRATEGIES

INVESTMENT OBJECTIVE
The fund seeks current income, preservation of capital and liquidity.

KEY INVESTMENTS
The fund invests primarily in "high grade" fixed income securities. These are securities rated by a national ratings organization at the time of purchase within one of the top three categories, or, if unrated, judged by the manager to be of comparable credit quality. Securities in which the fund invests include corporate debt securities, bank obligations and securities issued by the U.S. government and its agencies and instrumentalities. The fund may also invest in U.S. dollar denominated fixed income securities of foreign issuers. The fund maintains an average dollar-weighted portfolio maturity of between one and four years; the average duration of the fund's portfolio will normally be no greater than 3.5 years.

SELECTION PROCESS
The manager focuses on minimizing fluctuations in the fund's net asset value by identifying short-term fixed income securities which the manager believes are undervalued and which offer better protection of capital given current interest rate and market conditions. In selecting individual securities for investment, the manager:

 .        Monitors the spreads between U.S. Treasury and government agency or instrumentality issuers and purchases agency and instrumentality issues that it believes will provide a yield advantage

 .        Determines sector and maturity weightings based on assessments of the economic environment and relative value factors based on interest rate outlook

 .        Measures the potential impact of supply/demand imbalances, yield curve shifts and changing prepayment patterns to identify individual securities that balance potential return and risk

 .        Uses research to uncover inefficient sectors of the government and mortgage markets and adjusts portfolio positions to take advantage of new information

RISKS, PERFORMANCE AND EXPENSES

PRINCIPAL RISKS OF INVESTING IN THE FUND
Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

 .        Interest rates increase, causing the prices of fixed income securities to decline which would reduce the value of the fund's portfolio. The fund has less sensitivity to changes in interest rates than a fund investing in securities with intermediate or long-term maturities

 .        Prepayment or call risk: As interest rates decline, the issuers of mortgage-related or callable securities held by the fund may pay principal earlier than scheduled or exercise a right to call the securities, forcing the fund to reinvest in lower yielding securities

 .        Extension risk: As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities

 .        The manager's judgment about interest rates or the attractiveness, value or income potential of a particular security proves incorrect

WHO MAY WANT TO INVEST
The fund may be an appropriate investment if you:

 . Are seeking current income while minimizing fluctuations in the value of your investment

 . Currently have exposure to stock markets and wish to diversify your investment portfolio by adding an investment in investment grade fixed income securities

 . Are seeking a higher level of current income than typically offered by money market funds


Short-Term High Grade Bond Fund                                             -3-

TOTAL RETURN
This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

                           [BAR CHART APPEARS HERE]


The bar chart shows the performance of the fund's Class A shares for each of the past 7 full calendar years. Class B, L and Y shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

QUARTERLY RETURNS: Highest: xx% in ___ quarter 199X; Lowest: xx% in ___ quarter 199X

COMPARATIVE PERFORMANCE
This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the Lehman Brothers 3-year Treasury Index (the "Lehman Index"), a broad-based unmanaged index of short-term U.S. Treasury securities and the Lipper [Short-Term Investment Grade Bond Fund] Average (the "Lipper Average"), an average composed of the fund's peer group of mutual funds. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.

AVERAGE ANNUAL TOTAL RETURNS -- CALENDAR YEARS ENDED DECEMBER 31, 1998
    Class      Inception date    1 year      5 years     10 years      Since inception
      A           11/11/91                                 n/a
      Y            2/7/96                      n/a         n/a
Lehman Index        n/a                                                       *
Lipper              n/a
Average

*Index comparison begins on ____________.

FEES AND EXPENSES
This table sets forth the fees and expenses you will pay if you invest in fund shares.

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)              CLASS A     CLASS Y
Maximum sales charge on purchases                  None        None

Maximum deferred sales charge on redemptions       None*       None

ANNUAL FUND OPERATING EXPENSES (paid by the fund as a % of fund net assets)

Management fees                                     .45%       .45%

Distribution and service (12b-1) fee                .35%       None

Other expenses
                                                  ------      ------
Total annual fund operating expenses
                                                  ======      ======

* Class A Shares acquired through an exchange for shares of another Smith Barney Mutual Fund which were originally acquired at net asset value subject to a contingent deferred sales charge ("CDSC") remain subject to the original fund's CDSC.

EXAMPLE
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 . You invest $10,000 in the fund for the period shown
 . Your investment has a 5% return each year
 . You reinvest all distributions and dividends without a sales charge
 . The fund's operating expenses remain the same

NUMBER OF YEARS YOU OWN YOUR SHARES     1 YEAR      3 YEARS     5 YEARS    10 YEARS
Class A                                 $           $           $          $

Class Y                                 $           $           $          $


Short-Term High Grade Bond Fund                                             -5-

MORE ON THE FUND'S INVESTMENTS

OTHER INVESTMENTS. Although the fund invests primarily in "high grade" securities, it may also invest in other fixed income securities provided that they are at least "investment grade" at the time of purchase. This means that they are rated within the top four categories, or if unrated, are considered by the manager to be of comparable quality.

DERIVATIVE CONTRACTS. The fund may, but need not, use derivative contracts, such as futures and options on interest rates, and options on interest rate futures, for any of the following purposes:

 . To hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates
 . As a substitute for buying or selling securities

A futures contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities. Even a small investment in derivative contracts can have a big impact on a fund's interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

YANKEE OBLIGATIONS. The fund may invest in Yankee obligations, including Yankee obligations of foreign banks. Yankee obligations are U.S. dollar denominated securities issued in the U.S. capital markets by foreign issuers. Yankee obligations are subject to certain sovereign risks including the possibility that a foreign government might prevent the U.S. dollars invested in the security from flowing back across its borders. The price of Yankee obligations may also go down because of political instability or the more limited availability of accurate information about foreign companies.

RISK OF HIGH PORTFOLIO TURNOVER. The fund may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

DEFENSIVE INVESTING. The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

MANAGEMENT

MANAGER. The fund's investment manager is SSBC Fund Management Inc., an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. Among these businesses are Citibank, Commercial Credit, Primerica Financial Services, Salomon Smith Barney, SSBC Asset Management, Travelers Life & Annuity, and Travelers Property Casualty.

James E. Conroy, investment officer of Mutual Management Corp. and managing director of Salomon Smith Barney, has been responsible for the day
to day management of the fund since January 1996.  Mr. Conroy has [   ] years
of investment management experience.

MANAGEMENT FEES. During the fiscal year ended December 31, 1998, the manager received an advisory fee equal to ____% of the fund's average daily net assets.

DISTRIBUTOR. The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

DISTRIBUTION PLAN. The fund has adopted a Rule 12b-1 distribution plan for its Class A shares. Under the plan, Class A shares pay distribution and service fees. The fees in Class A shares are an ongoing expense and, over time, it increases the cost of your investment and may cost you more than other types of sales charges.

YEAR 2000 ISSUE. Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund. The cost of addressing the Year 2000 issue, if substantial, could adversely affect companies and governments that issue securities held by the fund. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by other service providers that they are taking similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee the efforts of the fund (limited to requesting and receiving reports from its service providers) or its service providers to correct the problem will be successful.


Short-Term High Grade Bond Fund                                             -7-

CHOOSING A CLASS OF SHARES TO BUY

You may purchase Class A shares which are sold at net asset value with no initial or deferred sales charge. Class A shares are subject to an ongoing distribution and service fees.

You may purchase Class Y shares only if you are making an initial investment of at least $15,000,000. Class Y shares are sold at net asset value

You may buy shares from:
 .  A Salomon Smith Barney Financial Consultant
 . An investment dealer in the selling group or a broker that clears through Salomon Smith Barney -- a dealer representative
 . The fund, but only if you are investing through certain qualified plans or certain dealer representatives

INVESTMENT MINIMUMS. Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

----------------------------------------------------------------------------------------------
                                                             INITIAL              ADDITIONAL
                                                 ---------------------------------------------

                                                    CLASS A           CLASS Y    ALL CLASSES
General                                              $1,000         $15 million      $50

IRAs, Self Employed Retirement Plans, Uniform         $250          $15 million      $50
Gift to Minor Accounts

Qualified Retirement Plans*                           $25           $15 million      $25

Simple IRAs                                            $1               n/a           $1

Monthly Systematic Investment Plans                   $25               n/a          $25

Quarterly Systematic Investment Plans                 $50               n/a          $50
----------------------------------------------------------------------------------------------

*Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

BUYING SHARES

Through a                You should contact your Salomon Smith Barney Financial
Salomon Smith            Consultant or dealer representative to open a brokerage
Barney                   account and make arrangements to buy shares.
Financial
Consultant or            If you do not provide the following information, your
dealer represen-         order will be rejected
tative

                                  . Class of shares being bought
                                  . Dollar amount or number of shares being
                                    bought
                         You should pay for your shares through your brokerage account no later than the third business day after you place your order. Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.

Through the              Qualified retirement plans and certain other investors
fund's                   who are clients of the selling group are eligible to
transfer                 buy shares directly from the fund.
agent
                         . Write the transfer agent at the following address:

                                   Smith Barney Funds, Inc.
                                   Short-Term High Grade Bond Fund
                                   (Specify class of shares)
                                   c/o First Data Investor Services Group, Inc.
                                   P.O. Box 5128
                                   Westborough, Massachusetts 01581-5128

                         . Enclose a check to pay for the shares. For initial purchases, complete and send an account application.

                         . For more information, call the transfer agent at 1-800-451-2010.


Through a                You may authorize Salomon Smith Barney, your dealer
systematic               representative or the transfer agent to transfer funds
investment               automatically from a regular bank account, cash held in
plan                     a Salomon Smith Barney brokerage account or Smith
                         Barney money market fund to buy shares on a regular basis.

                         . Amounts transferred should be at least: $25 monthly or $50 quarterly

                         . If you do not have sufficient funds in your account on a transfer date, Salomon Smith Barney, your dealer representative or the transfer agent may charge you a fee

                         For more information, contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent or consult the SAI.


Short-Term High Grade Bond Fund                                             -9-

EXCHANGING SHARES

Class A shares of the fund may be subject to a sales charge differential upon the exchange of such shares for Class A shares of another Smith Barney Mutual Fund sold with a sales charge. The sales charge differential is the sales charge rate applicable to purchases of shares of the mutual fund being acquired in the exchange. To the extent the fund shares relinquished in the exchange are attributable to predecessor shares for which a sales charge was paid, the sales charge differential does not apply. For purposes of the exchange privilege, shares obtained through automatic reinvestment of dividends and capital gain distributions are treated as having paid the same sales charges applicable to the shares in which the dividends or distributions were paid; however, except in the case of the Smith Barney 401(k) and ExecChoiceTM Program, if no sales charge was imposed upon the initial purchase of shares, any shares obtained through automatic reinvestment will be subject to a sales charge differential upon exchange

REDEEMING SHARES

Generally        Contact your Salomon Smith Barney Financial Consultant or
                 dealer representative to redeem shares of the fund.

                 If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                 If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.

By mail For accounts held directly at the fund, send written requests to the transfer agent at the following address:

                          Smith Barney Funds, Inc.
                          Short-Term High Grade Bond Fund
                          (Specify class of shares)
                          c/o First Data Investor Services Group, Inc.
                          P.O. Box 5128
                          Westborough, Massachusetts 01581-5128

                 Your written request must provide the following:

                 . Your account number

                 . The class of shares and the dollar amount or number of
                   shares to be redeemed

                 . Signatures of each owner exactly as the account is registered

By               If you do not have a brokerage account, you may be eligible to
telephone        redeem shares (except those held in retirement plans)in
                 amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                 Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You may be charged a fee for wire transfers. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other documents.


Automatic        You can arrange for the automatic redemption of a portion of
cash             your shares on a monthly or quarterly basis.  To qualify you
withdrawal       must own shares of the fund with a value of at least $10,000
plans            and each automatic redemption must be at least $50.  If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

                 The following conditions apply:

                 .  Your shares must not be represented by certificates

                 .  All dividends and distributions must be reinvested

                 For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed.

         .  Name of the fund
         .  Account number
         . Class of shares being bought, exchanged or redeemed o Dollar amount or number of shares being bought, exchanged or redeemed
         .  Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

SIGNATURE GUARANTEES. To be in good order, your redemption request must include a signature guarantee if you:

 . Are redeeming (together with other requests submitted in the previous 10 days) over $10,000 of shares

 .  Are sending signed share certificates or stock powers to the transfer agent

 . Instruct the transfer agent to mail the check to an address different from the one on your account

 .  Changed your account registration

 .  Want the check paid to someone other than the account owner(s)

 . Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

 .  Suspend the offering of shares

 .  Waive or change minimum and additional investment amounts

 .  Reject any purchase or exchange order

 .  Change, revoke or suspend the exchange privilege

 .  Suspend telephone transactions

 . Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

 . Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities.

SMALL ACCOUNT BALANCES. If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

EXCESSIVE EXCHANGE TRANSACTIONS. The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

SHARE CERTIFICATES. The fund does not issue share certificates unless a written request is made to the transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS

You may be eligible to participate in the Smith Barney 401(k) program or the Smith Barney ExecChoice(TM) program. The fund offers Class A shares to participating plans as an investment alternative under the programs, provided the participating plan makes an initial investment of at least $1 million. You can meet minimum investment and exchange amounts by combining the plan's investments in any of the Smith Barney mutual funds. There are no sales charges when you buy or sell shares.

For more information, call your Salomon Smith Barney Financial Consultant or the transfer agent, or consult the SAI.

DISTRIBUTIONS, DIVIDENDS AND TAXES

DIVIDENDS. The fund pays dividends each month from its net investment income. The fund generally makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

TAXES. In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

--------------------------------------------------------------------------------
TRANSACTION                              FEDERAL TAX STATUS
Redemption or exchange of shares         Usually capital gain or loss; long-term
                                         only if shares owned more than one year

Long-term capital gain distributions     Long-term capital gain

Short-term capital gain distributions    Ordinary income

Dividends                                Ordinary income
--------------------------------------------------------------------------------

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

SHARE PRICE

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quotations. When reliable market prices are not readily available, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer representative before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.


FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the performance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the fund's financial statements, are included in the annual report (available upon request).

Short-Term High Grade Bond Fund                                            -17-

FOR A CLASS A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31:

----------------------------------------------------------------------------------------------------------
                                                           1998    1997      1996     1995     1994
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                                    $4.05     $4.19    $3.91    $4.16
----------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS
  Net investment income                                                0.22      0.23     0.22     0.18
  Net realized and unrealized gain (loss)                              0.04     (0.14)    0.28    (0.25)
----------------------------------------------------------------------------------------------------------
Total income (loss) from operations                                    0.26      0.09     0.50    (0.07)
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                               (0.22)    (0.23)   (0.22)   (0.18)
  Net realized gains                                                     --       --        --       --
----------------------------------------------------------------------------------------------------------
Total distributions                                                   (0.22)    (0.23)   (0.22)   (0.18)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                          $4.09     $4.05    $4.19    $3.91
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                           6.73%     2.17%   13.16%   (2.15)%
----------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)                                        $71,361  $83,324  $107,099  $88,707
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                                             0.95%     0.98%    0.98%    0.91%
  Net investment income                                                5.53      5.62     5.29     4.54
----------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                 145%      130%      29%      25%
----------------------------------------------------------------------------------------------------------

FOR A CLASS Y SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31:


                                                     1998      1997    1996(1)
-----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                             $4.05    $4.19
-----------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS
  Net investment income                                         0.24     0.22
  Net realized and unrealized gain (loss)                       0.04    (0.14)
-----------------------------------------------------------------------------------
Total income (loss) from operations                             0.28     0.08
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                        (0.24)   (0.22)
-----------------------------------------------------------------------------------
Total distributions                                            (0.24)   (0.22)
-----------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                   $4.09    $4.05
-----------------------------------------------------------------------------------
TOTAL RETURN                                                    7.20%    2.08%(2)
-----------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)                                $29,786   $32,114
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                                      0.50%    0.58%(3)
  Net investment income                                         6.00     5.99(3)
-----------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                          145%     130%
-----------------------------------------------------------------------------------

(1)   For the period from February 6, 1996 (inception date) to December 31,
      1996.
(2) Total return is not annualized, as it may not be representative of the total return for the year.
(3)   Annualized.

Short-Term High Grade Bond Fund                                            -19-

SALOMON SMITH BARNEY(SM)
A MEMBER OF CITIGROUP [SYMBOL]

SHORT-TERM HIGH GRADE BOND FUND
-- an investment portfolio of Smith Barney Funds,Inc.

SHAREHOLDER REPORTS. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

STATEMENT OF ADDITIONAL INFORMATION. The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

VISIT OUR WEB SITE. Our web site is located at www.smithbarney.com

You can also review the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same information free from the Commission's Internet web site at http:www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(SM)Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.


-----------------------
[Logo]

Smith Barney Mutual
Funds

Investing for your
future.

Every day.
----------------------

PROSPECTUS                 SMITH BARNEY
                           MUTUAL FUNDS

--------------------------------------------------------------------------------

April 30, 1999        U.S. Government Securities Fund

                           Class A, B, L and Y Shares

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

--------------------------------------------------------------------------------
Contents
--------------------------------------------------------------------------------

      Fund goal and strategies...........................................4

      Risks, performance and expenses....................................5

      More on the fund's investments.....................................8

      Management.........................................................9

      Choosing a class of shares to buy.................................10

      Comparing the fund's classes......................................11

      Sales charges.....................................................12

      More about deferred sales charges.................................15

      Buying shares.....................................................16

      Exchanging shares.................................................17

      Redeeming shares..................................................18

      Other things to know about
        share transactions..............................................20

      Smith Barney 401(k) and ExecChoice
        programs........................................................22

      Dividends, distributions and
        taxes...........................................................23

      Share price.......................................................24

      Financial highlights..............................................24

You should know:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

U.S. Government Securities Fund                                              -3-

--------------------------------------------------------------------------------
Fund goal and strategies
--------------------------------------------------------------------------------

Investment objective

The fund seeks high current income, liquidity and security of principal.

Key investments

The fund invests primarily in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and in related repurchase and reverse repurchase agreements. These U.S. government securities in which the fund invests consist primarily of mortgage-related securities and U.S. Treasury securities. Mortgage-related securities issued by federal agencies or instrumentalities may be backed by the full faith and credit of the U.S. Treasury, by the right of the issuer to borrow from the U.S. government or only by the credit of the issuer itself.

Selection process

The manager selects individual securities that it believes are undervalued or will offer better protection of capital during periods of changing market conditions. The manager spreads the fund's investments among various sectors, focusing more heavily on sectors it believes will experience less price volatility given prevailing interest rates and expected interest rate movements. In selecting individual securities, the manager:

o Determines sector and maturity weightings based on intermediate and long-term assessments of the economic environment and relative value factors based on interest rate outlook

o Measures the potential impact of supply/demand imbalances, yield curve shifts and changing prepayment patterns to identify individual securities that balance potential return and risk

o Monitors the spreads between U.S. Treasury and government agency or instrumentality issues and purchases agency and instrumentality issues that it believes will provide a yield advantage

o Uses research to uncover inefficient sectors of the government securities and mortgage markets and adjusts portfolio positions to take advantage of new information

--------------------------------------------------------------------------------
Risks, performance and expenses
--------------------------------------------------------------------------------

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

o Interest rates increase, causing the prices of fixed income securities to decline which would reduce the value of the fund's portfolio

o Prepayment or call risk: As interest rates decline, the issuers of mortgage-related or callable securities held by the fund may pay principal earlier than scheduled or exercise a right to call the securities, forcing the fund to reinvest in lower yielding securities

o Extension risk: As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities

o The manager's judgment about interest rates or the attractiveness, value or income potential of a particular security proves incorrect

Payments of principal and interest on mortgage-backed securities issued by instrumentalities
of the U.S. government guaranteed solely by the issuer not guaranteed by the
 U.S. government. Although
payment of principal and interest on mortgage-backed securities issued by U.S.
 agencies are guaranteed by the full faith and credit of the U.S. government, this guarantee does not apply to losses resulting from declines in the market value of these securities.

Who may want to invest

The fund may be an appropriate investment if you:

o     Are seeking income consistent with preservation of capital

o Are willing to accept the interest rate risks and market risks of investing in government bonds and mortgage-related securities

o Prefer to invest in U.S. government securities rather than higher yielding corporate or foreign securities


U.S. Government Securities Fund                                              -5-

Total return

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

                               [GRAPHIC OMITTED]

 [The following table was depicted as a bar graph in the printed material.]

                        Total Return for Class A Shares

                       Calendar years ended December 31,
----------------------------------------------------------------------------------
1988    1989    1990    1991    1992    1993    1994    1995   1996   1997    1998
----    ----    ----    ----    ----    ----    ----    ----   ----   ----    ----
  5       5       5       5      8.9    6.40   -1.48    16.52  3.97   9.67

The bar chart shows the performance of the fund's Class A shares for each of the past 10 calendar years. Class B, L and Y shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

Quarterly returns: Highest: xx% in ___ quarter 199X; Lowest: xx% in ___ quarter 199X

Comparative performance

This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the Lehman Brothers Mortgage-Backed Securities Index (the "Lehman Index"), a broad-based unmanaged index of mortgage-backed securities and the Lipper [U.S. Government Securities Fund] Average (the "Lipper Average"), an average composed of the fund's peer group of mutual funds. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.

--------------------------------------------------------------------------------
Average Annual Total Returns -- Calendar Years Ended December 31, 1998
--------------------------------------------------------------------------------
  Class        Inception date    1 year   5 years    10 years    Since inception
--------------------------------------------------------------------------------
    A            [xx/xx/xx]
--------------------------------------------------------------------------------
    B             11/7/94                   n/a        n/a
--------------------------------------------------------------------------------
    L             12/2/92                              n/a
--------------------------------------------------------------------------------
    Y             1/12/93                              n/a
--------------------------------------------------------------------------------
Lehman Index        n/a
--------------------------------------------------------------------------------
Lipper
Average             n/a
--------------------------------------------------------------------------------

*Index comparison begins on

Fees and expenses

This table sets forth the fees and expenses you will pay if you invest in fund shares.

------------------------------------------------------------------------------------------------------
Shareholder fees
(paid directly from your investment)                       Class A     Class B     Class L     Class Y
------------------------------------------------------------------------------------------------------
Maximum sales charge on purchases (as a % of offering      4.50*%       None        1.00%        None
price)

Maximum deferred sales charge on redemptions (as a %        None*       4.50%       1.00%        None
of the lower of net asset value at purchase or
redemption)

Annual fund operating expenses (paid by
the fund as a % of net assets)

Management fee                                              0.45%       0.45%       0.45%       0.45%

Distribution and service (12b-1) fee                        0.25%       0.75%       0.70%        None

Other expenses
                                                            -----       -----       -----        ----

Total annual fund operating expenses
                                                            =====       =====       =====        ====

*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.


Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

o     You invest $10,000 in the fund for the period shown

o     Your investment has a 5% return each year

o     You reinvest all distributions and dividends without a sales charge

o     The fund's operating expenses remain the same

--------------------------------------------------------------------------------
Number of years you own your shares       1 year   3 years   5 years   10 years
--------------------------------------------------------------------------------

Class A (with or without redemption)      $        $         $         $

Class B (redemption at end of period)     $        $         $         $

Class B (no redemption)                   $        $         $         $

Class L (redemption at end of period)     $        $         $         $

Class L (no redemption)                   $        $         $         $

Class Y (with or without redemption)      $        $         $         $


U.S. Government Securities Fund                                              -7-

--------------------------------------------------------------------------------
More on the fund's investments
--------------------------------------------------------------------------------

Derivative contracts. The fund may, but need not, use derivative contracts, such as interest rate futures and options on interest rate futures, for any of the following purposes:

o To hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates

o     As a substitute for buying or selling securities

A futures contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities. Even a small investment in derivative contracts can have a big impact on a fund's interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Risk of high portfolio turnover. The fund may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

Defensive investing. The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

-------------------------------------------------------------------------------
Management
-------------------------------------------------------------------------------

Manager. The fund's investment manager is SSBC Fund Management Inc., an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

James E. Conroy, investment officer of Mutual Management Corp. and managing director of Salomon Smith Barney, has been responsible for the day to day management of the fund since January 1996. Mr. Conroy has over [ ] years of investment management experience.

Management fees. During the fiscal year ended December 31, 1998, the manager received an advisory fee equal to 0.45% of the fund's average daily net assets.

Distributor. The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

Distribution plans. The fund has adopted Rule 12b-1 distribution plans for its Class A, B and L shares. Under each plan, the fund pays distribution and service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

Year 2000 issue. Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund. The cost of addressing the Year 2000 issue, if substantial, could adversely affect companies and governments that issue securities held by the fund. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by other service providers that they are taking similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee the efforts of the fund (limited to requesting and receiving reports from its service providers) or its service providers to correct the problem will be successful.


U.S. Government Securities Fund                                              -9-

--------------------------------------------------------------------------------
Choosing a class of shares to buy
--------------------------------------------------------------------------------

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

o If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.

o For Class B shares, all of your purchase price and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.

o Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:

o     A Salomon Smith Barney Financial Consultant

o An investment dealer in the selling group or a broker that clears through Salomon Smith Barney -- a dealer representative

o The fund, but only if you are investing through certain qualified plans or certain dealer representatives

Investment minimums. Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

-----------------------------------------------------------------------------------------------
                                                        Initial                      Additional
                                                ----------------------------------  -----------
-----------------------------------------------------------------------------------------------
                                                  Classes A, B, L      Class Y      All Classes
-----------------------------------------------------------------------------------------------
General                                               $1,000         $5 million         $50
-----------------------------------------------------------------------------------------------
IRAs, Self Employed Retirement Plans, Uniform           $250         $5 million         $50
-----------------------------------------------------------------------------------------------
Gift to Minor Accounts
Qualified Retirement Plans*                              $25         $5 million         $25
-----------------------------------------------------------------------------------------------
Simple IRAs                                               $1              n/a            $1
-----------------------------------------------------------------------------------------------
Monthly Systematic Investment Plans                      $25              n/a           $25
-----------------------------------------------------------------------------------------------
Quarterly Systematic Investment Plans                    $50              n/a           $50
-----------------------------------------------------------------------------------------------

Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

--------------------------------------------------------------------------------
Comparing the fund's classes
--------------------------------------------------------------------------------

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different compensation depending upon which class you choose.

--------------------------------------------------------------------------------------------------------------------
                         Class A                    Class B               Class L                  Class Y
--------------------------------------------------------------------------------------------------------------------
Key               o Initial sales charge      o No initial sales      o Initial sales         o No initial or
features          o You may qualify           charge                  charge is lower         deferred sales charge
                  for reduction or            o Deferred sales        than Class A            o Must invest at least
                  waiver of initial           charge declines         o Deferred sales        $15 million
                  sales charge                over time               charge for only 1       o Lower annual
                  o Lower annual              o Converts to           year                    expenses than the
                  expenses than Class         Class A after 8         o Does not              other classes
                  B and Class L               years                   convert to
                                              o Higher annual         Class A
                                              expenses than           o Higher annual
                                              Class A                 expenses than
                                                                      Class A
--------------------------------------------------------------------------------------------------------------------
Initial sales     Up to 4.50*%;               None                    1.00%                   None
charge            reduced or waived
                  for large purchases
                  and certain
                  investors.  No
                  charge for
                  purchases of
                  $500,000 or more
--------------------------------------------------------------------------------------------------------------------
Deferred          1% on purchases of          Up to 4.50%             1% if you redeem        None
sales charge      $500,000 or more if         charged when you        within 1 year of
                  you redeem within           redeem shares.          purchase
                  1 year of purchase          The charge is
                                              reduced over time
                                              and there is no
                                              deferred sales
                                              charge after 6 years
--------------------------------------------------------------------------------------------------------------------
Annual            0.25% of average            0.75% of average        0.70% of average        None
distribution      daily net assets            daily net assets        daily net assets
and service
fees
--------------------------------------------------------------------------------------------------------------------
Exchange-         Class A shares of           Class B shares of       Class L shares of       Class Y shares of
able into*        most Smith Barney           most Smith Barney       most Smith              most Smith Barney
                  funds                       funds                   Barney funds            funds
--------------------------------------------------------------------------------------------------------------------

*Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.


U.S. Government Securities Fund                                             -11-

--------------------------------------------------------------------------------
Sales charge:  Class A shares
--------------------------------------------------------------------------------

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

--------------------------------------------------------------------------------
                                                Sales Charge as a % of
                                       Offering                    Net amount
Amount of purchase                     price (%)                  invested (%)
--------------------------------------------------------------------------------
Less than $25,000                         4.50                        4.71
--------------------------------------------------------------------------------
$25,000 but less than $50,000             4.00                        4.17
--------------------------------------------------------------------------------
$50,000 but less than $100,000            3.50                        3.63
--------------------------------------------------------------------------------
$100,000 but less than $250,000           2.50                        2.56
--------------------------------------------------------------------------------
$250,000 but less than $500,000           1.50                        1.52
--------------------------------------------------------------------------------
$500,000 or more                          -0-                         -0-
--------------------------------------------------------------------------------

Investments of $500,000 or more. You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge. There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

Accumulation privilege - lets you combine the current value of Class A shares owned

      o     by you, or

      o     by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Waivers for certain Class A investors. Class A initial sales charges are waived for certain types of investors, including:

o     Employees of members of the NASD

o     403(b) or 401(k) retirement plans, if certain conditions are met

o Clients of newly employed Salomon Smith Barney Financial Consultants, if certain conditions are met

o Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn more about the requirements for reductions or waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").


U.S. Government Securities Fund                                             -13-

Sales charge: Class B shares

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

--------------------------------------------------------------------------------
                                                                    6th and
  Year after purchase      1st     2nd     3rd     4th     5th       over
--------------------------------------------------------------------------------
  Deferred sales charge    4.5%     4%      3%      2%      1%        0%
--------------------------------------------------------------------------------

Class B conversion. After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

--------------------------------------------------------------------------------------
Shares issued:               Shares issued:                 Shares issued:
At initial                   On reinvestment of             Upon exchange from
purchase                     dividends and                  another Smith Barney
                             distributions                  fund
--------------------------------------------------------------------------------------
Eight years after the    In same proportion as the         On the date the shares
date of purchase         number of Class B shares          originally acquired would
                         converting is to total Class B    have converted into Class A
                         shares you own                    shares
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Sales charge: Class L shares
--------------------------------------------------------------------------------

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

--------------------------------------------------------------------------------
Sales charge: Class Y shares
--------------------------------------------------------------------------------

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 6-month period. To qualify, you must initially invest $5,000,000.

--------------------------------------------------------------------------------
More about deferred sales charges
--------------------------------------------------------------------------------

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

o     Shares exchanged for shares of another Smith Barney fund

o     Shares representing reinvested distributions and dividends

o     Shares no longer subject to the deferred sales charge

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

Deferred sales charge waivers

The deferred sales charge for each share class will generally be waived:

o     On payments made through certain systematic withdrawal plans

o     On certain distributions from a retirement plan

o     For involuntary redemptions of small account balances

o     For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.


U.S. Government Securities Fund                                             -15-

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------

Through a Salomon Smith Barney Financial Consultant or dealer representative

You should contact your Salomon Smith Barney Financial Consultant or dealer representative to open a brokerage account and make arrangements to buy shares.

If you do not provide the following information, your order will be rejected

      o     Class of shares being bought

      o     Dollar amount or number of shares being bought

You should pay for your shares through your brokerage account no later than the third business day after you place your order. Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.

--------------------------------------------------------------------------------
Through the fund's transfer agent

Qualified retirement plans and certain other investors who are clients of the selling group are eligible to buy shares directly from the fund.

o     Write the transfer agent at the following address:

   Smith Barney Funds, Inc.
      U.S. Government Securities Fund
   (Specify class of shares)
   c/o First Data Investor Services Group, Inc.
   P.O. Box 5128
   Westborough, Massachusetts 01581-5128

o Enclose a check to pay for the shares. For initial purchases, complete and send an account application.

o     For more information, call the transfer agent at 1-800-451-2010.

--------------------------------------------------------------------------------
Through a systematic investment plan

You may authorize Salomon Smith Barney, your dealer representative or the transfer agent to transfer funds automatically from a regular bank account, cash held in a Salomon Smith Barney brokerage account or Smith Barney money market fund to buy shares on a regular basis.

o     Amounts transferred should be at least: $25 monthly or $50 quarterly

o If you do not have sufficient funds in your account on a transfer date, Salomon Smith Barney, your dealer representative or the transfer agent may charge you a fee

For more information, contact your Salomon Smith Barney Financial
Consultant, dealer representative or the transfer agent or consult the SAI.

--------------------------------------------------------------------------------
Exchanging shares
--------------------------------------------------------------------------------

Smith Barney offers a distinctive family of funds tailored to help meet the varying needs of both large and small investors.

You should contact your Salomon Smith Barney Financial Consultant or dealer representative to exchange into other Smith Barney funds. Be sure to read the prospectus of the Smith Barney fund you are exchanging into. An exchange is a taxable transaction.

o You may exchange shares only for shares of the same class of another Smith Barney fund. Not all Smith Barney funds offer all classes.

o Not all Smith Barney funds may be offered in your state of residence. Contact your Smith Barney Financial Consultant, dealer representative or the transfer agent.

o     You must meet the minimum investment amount for each fund

o If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.

o The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges

--------------------------------------------------------------------------------
Waiver of additional sales charges

Your shares will not be subject to an initial sales charge at the time of the exchange.

Your deferred sales charge (if any) will continue to be measured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.

--------------------------------------------------------------------------------
By telephone

If you do not have a brokerage account, you may be eligible to exchange shares through the transfer agent. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

You can make telephone exchanges only between accounts that have identical registrations.

--------------------------------------------------------------------------------
By mail

If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the transfer agent at the address on the opposite page.


U.S. Government Securities Fund                                             -17-

--------------------------------------------------------------------------------
Redeeming shares
--------------------------------------------------------------------------------

Generally

Contact your Salomon Smith Barney Financial Consultant or dealer representative to redeem shares of the fund.

If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

If the shares are held by a fiduciary or corporation, other documents may be required.

Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.

--------------------------------------------------------------------------------
By mail

For accounts held directly at the fund, send written requests to the transfer agent at the following address:

   Smith Barney Funds, Inc.
       U.S. Government Securities Fund
   (Specify class of shares)
   c/o First Data Investor Services Group, Inc.
   P.O. Box 5128
   Westborough, Massachusetts 01581-5128

Your written request must provide the following:

o     Your account number

o The class of shares and the dollar amount or number of shares to be redeemed

o     Signatures of each owner exactly as the account is registered

By telephone

If you do not have a brokerage account, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You may be charged a fee for wire transfers. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other documents.

--------------------------------------------------------------------------------
Automatic cash withdrawal plans

You can arrange for the automatic redemption of a portion of your shares on a monthly or quarterly basis. To qualify you must own shares of the fund with a value of at least $10,000 and each automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

The following conditions apply:

o     Your shares must not be represented by certificates

o     All dividends and distributions must be reinvested


For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.


U.S. Government Securities Fund                                             -19-

--------------------------------------------------------------------------------
Other things to know about share transactions
--------------------------------------------------------------------------------

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed.

      o     Name of the fund

      o     Account number

      o     Class of shares being bought, exchanged or redeemed

      o Dollar amount or number of shares being bought, exchanged or redeemed

      o     Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees. To be in good order, your redemption request must include a signature guarantee if you:

o Are redeeming (together with other requests submitted in the previous 10 days) over $10,000 of shares

o Are sending signed share certificates or stock powers to the transfer agent

o Instruct the transfer agent to mail the check to an address different from the one on your account

o     Changed your account registration

o     Want the check paid to someone other than the account owner(s)

o Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

o     Suspend the offering of shares

o     Waive or change minimum and additional investment amounts

o     Reject any purchase or exchange order

o     Change, revoke or suspend the exchange privilege

o     Suspend telephone transactions

o Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

o Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances. If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions. The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates. The fund does not issue share certificates unless a written request is made to the transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.


U.S. Government Securities Fund                                             -21-

--------------------------------------------------------------------------------
Smith Barney 401(k) and ExecChoice(TM) programs
--------------------------------------------------------------------------------

You may be eligible to participate in the Smith Barney 401(k) program or the Smith Barney ExecChoice(TM) program. The fund offers Class A and Class L shares to participating plans as investment alternatives under the programs. You can meet minimum investment and exchange amounts by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment. Once a class of shares is chosen, all additional purchases must be of the same class.

o     Class A shares may be purchased by plans investing at least $1 million.

o Class L shares may be purchased by plans investing less than $1 million. Class L shares are eligible for exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange sooner in the following circumstances:

            If the account was opened on or after June 21, 1996 and a total of $1 million is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program 5 years.

            If the account was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds Class L shares (other than money market funds) on December 31 in any year, all Class L and Class O shares are eligible for exchange on or about March 31 of the following year.

For more information, call your Salomon Smith Barney Financial Consultant or the transfer agent, or consult the SAI.

--------------------------------------------------------------------------------
Dividends, distributions and taxes
--------------------------------------------------------------------------------

Dividends. The fund pays dividends each month from its net investment income. The fund generally makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes. In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

--------------------------------------------------------------------------------
Transaction                              Federal tax status
--------------------------------------------------------------------------------
Redemption or exchange of shares         Usually capital gain or loss; long-term
                                         only if shares owned more than one year
--------------------------------------------------------------------------------
Long-term capital gain distributions     Long-term capital gain
--------------------------------------------------------------------------------
Short-term capital gain distributions    Ordinary income
--------------------------------------------------------------------------------
Dividends                                Ordinary income
--------------------------------------------------------------------------------

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.


U.S. Government Securities Fund                                             -23-

--------------------------------------------------------------------------------
Share price
--------------------------------------------------------------------------------

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quotations. When reliable market prices are not readily available, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer representative before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

--------------------------------------------------------------------------------
Financial highlights
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the performance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the fund's financial statements, are included in the annual report (available upon request).

For a Class A share of capital stock outstanding throughout each year ended December 31:

----------------------------------------------------------------------------------------------------------
                                    1998          1997         1996(1)           1995          1994
----------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of year                           $   13.24     $   13.59        $   12.50     $   13.66
------------------------------------------------------------------------------------------------------
Income (loss) from
operations:
  Net investment
  income (loss)                                    0.85          0.84             0.92          0.91
  Net realized and
  unrealized gain (loss)                           0.38         (0.33)            1.09         (1.11)
------------------------------------------------------------------------------------------------------
Total income (loss) from
operations                                         1.23          0.51             2.01         (0.20)
------------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment
    income                                        (0.86)        (0.86)           (0.92)        (0.91)
  Net realized gains                              (0.00)(1)        --               --         (0.05)(2)
------------------------------------------------------------------------------------------------------
Total distributions                               (0.86)        (0.86)           (0.92)        (0.96)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                  $   13.61     $   13.24        $   13.59     $   12.50
------------------------------------------------------------------------------------------------------
Total return                                       9.67%         3.97%           16.52%        (1.48)%
------------------------------------------------------------------------------------------------------
Net assets, end of
  year (000)'s                                $ 271,767     $ 311,875        $ 384,534     $ 358,045
------------------------------------------------------------------------------------------------------
Ratios to average
net assets:
  Expenses                                         0.80%         0.79%(3)         0.79%         0.76%(4)
  Net investment
  income (loss)                                    6.37          6.34             6.82          6.83
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             130%          265%              57%           40%
------------------------------------------------------------------------------------------------------

(1)   Amount represents less than $0.01.
(2) Represents distributions from paydown gains which are reported as ordinary income for tax purposes.
(3)   Amount has been restated from the December 31, 1996 Annual Report.
(4)   Amount has been restated from the December 31, 1994 Annual Report.


U.S. Government Securities Fund                                             -25-

For a Class B share of capital stock outstanding throughout each year ended December 31:

----------------------------------------------------------------------------------------------------------
                                    1998          1997           1996              1995          1994(1)
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of year            $    13.26     $    13.61        $    12.51     $    12.47
----------------------------------------------------------------------------------------------------------
Income (loss) from operations:
    Net investment income (loss)                    0.79           0.77              0.80           0.08
    Net realized and unrealized
    gain (loss)                                     0.38          (0.33)             1.16           0.17
----------------------------------------------------------------------------------------------------------
Total income (loss) from operations                 1.17           0.44              1.96           0.25
----------------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                            (0.80)         (0.79)            (0.86)         (0.21)
  Net realized gains                               (0.00)(2)         __                __             __
----------------------------------------------------------------------------------------------------------
Total distributions                                (0.80)         (0.79)            (0.86)         (0.21)
----------------------------------------------------------------------------------------------------------
Net asset value, end of year                  $    13.63     $    13.26        $    13.61     $    12.51
----------------------------------------------------------------------------------------------------------
Total return                                        9.12%          3.44%            16.03%          2.04%(3)
----------------------------------------------------------------------------------------------------------
Net assets, end of year (000)'s               $   12,238     $   11,212        $   11,116     $    1,529
Ratios to average
  net assets:
    Expenses                                        1.31%          1.28%(4)          1.28%          1.21%(5)(4)
    Net investment income (loss)                     5.8            5.8               6.1            6.9
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              130%           265%               57%            40%
----------------------------------------------------------------------------------------------------------

(1)   For the period from November 7, 1994 (inception date) to December 31,
      1994.
(2)   Amount represents less than $0.01.
(3)   Not annualized.
(4)   Amount has been restated from the December 31, 1996 Annual Report.
(5)   Annualized.
(6)   Amount has been restated from the December 31, 1994 Annual Report.

For a Class L share of capital stock outstanding throughout each year ended December 31:

----------------------------------------------------------------------------------------------------------
                                    1998          1997           1996              1995          1994(1)
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of  year           $    13.23     $    13.58        $    12.50     $    13.66
----------------------------------------------------------------------------------------------------------
Income (loss) from operations:
    Net investment income (loss)                    0.77           0.78              0.86           0.82
    Net realized and unrealized
    gain (loss)                                     0.40          (0.33)             1.09          (1.11)
----------------------------------------------------------------------------------------------------------
Total income (loss) from operations                 1.17           0.45              1.95          (0.29)
----------------------------------------------------------------------------------------------------------
Less distributions from:
    Net investment
    income(6)                                      (0.80)         (0.80)            (0.87)         (0.83)
    Net realized gains                             (0.00)(2)         __                __          (0.04)(5)
----------------------------------------------------------------------------------------------------------
Total distributions                                (0.80)         (0.80)            (0.87)         (0.87)
----------------------------------------------------------------------------------------------------------
Net assets value, end of year                 $    13.60     $    13.23        $    13.58     $    12.50
----------------------------------------------------------------------------------------------------------
Total return                                        9.18%          3.49%            15.93%         (2.11)%
----------------------------------------------------------------------------------------------------------
Net assets, end of year (000)'s               $   14,464     $   17,249        $   21,559     $   21,253
----------------------------------------------------------------------------------------------------------
Ratios to average net assets:
    Expenses                                        1.27%          1.26%(4)          1.25%          1.21%
    Net investment income
    (loss)                                          5.91           5.87              6.36           6.27
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              130%           265%               57%            40%
----------------------------------------------------------------------------------------------------------

(1) On November 7, 1994, the former Class B shares were renamed Class C shares.
(2)   Amount represents less than $0.01.
(3) Represents distributions from paydown gains which are reported as ordinary income for tax purposes.
(4)   Amount has been restated from the December 31, 1996 Annual Report.


U.S. Government Securities Fund                                             -27-

For a Class Y share of capital stock outstanding throughout each year ended December 31:

----------------------------------------------------------------------------------------------------------
                                    1998          1997           1996              1995          1994(1)
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of year            $    13.27     $    13.61        $    12.51     $    13.67
----------------------------------------------------------------------------------------------------------
Income (loss) from operations:
   Net investment income                            0.88           0.88              1.00           0.89
   Net realized and unrealized
     gain (loss)                                    0.39          (0.33)             1.06          (1.10)
----------------------------------------------------------------------------------------------------------
Total income (loss) from
   operations                                       1.27           0.55              2.06          (0.21)
----------------------------------------------------------------------------------------------------------
Less distributions from:
   Net investment income                           (0.90)         (0.89)            (0.96)         (0.91)
   Net realized gains                              (0.00)(2)        ___               ___          (0.04)(3)
----------------------------------------------------------------------------------------------------------
Total distributions                                (0.90)         (0.89)            (0.96)         (0.95)
----------------------------------------------------------------------------------------------------------
Net asset value, end of year                  $    13.64     $    13.27        $    13.61     $    12.51
----------------------------------------------------------------------------------------------------------
Total return                                       10.00%          4.30%            16.88%         (1.53)%
----------------------------------------------------------------------------------------------------------
Net assets, end of year (000)'s               $    5,182     $    5,589        $    6,992     $   13,903
----------------------------------------------------------------------------------------------------------
Ratio to average net assets:
   Expenses                                         0.51%          0.50%(4)          0.49%          0.61
   Net investment income (loss)                     6.65           6.64              7.22           6.82
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              130%           265%               57%            40%
----------------------------------------------------------------------------------------------------------

(1) On November 7, 1994, the former Class C shares were renamed Class Y shares.
(2)   Amount represents less than $0.01.
(3) Represents distributions from paydown gains which are reported as ordinary income for tax purposes.
(4)   Amount has been restated from the December 31, 1996 Annual Report.

SALOMON SMITH BARNEY(SM)
a member of citigroup [Symbol]

U.S. Government Securities
-- an investment portfolio of Smith Barney Funds, Inc.

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information. The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

You can also review the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same information free from the Commission's Internet web site at http:www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(SM) Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-01464)
[FD00000 4/99]



                                                                   Draft 2/22/99

-------------------------
  [LOGO]

  Smith Barney Mutual
  Funds

  Investing for your
  future.

  Every day.
-------------------------

PROSPECTUS                 SMITH BARNEY
                           MUTUAL FUNDS

--------------------------------------------------------------------------------

April 30, 1999             U.S. Government Securities Fund

                           Class Z Shares

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

    The Class Z shares described in this prospectus are offered exclusively for sale to tax-exempt employee benefit and retirement plans of Salomon Smith Barney Inc. or any of its affiliates.

--------------------------------------------------------------------------------
Contents
--------------------------------------------------------------------------------

      Fund goal and strategies...........................................4

      More on the fund's investments.....................................8

      Management.........................................................9

      Buying, selling and redeeming
        Class Z shares..................................................10

      Dividends, distributions and
        taxes...........................................................11

      Share price.......................................................12

      Financial highlights..............................................13

You should know:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.


U.S. Government Securities Fund - Class Z Shares

--------------------------------------------------------------------------------
Fund goal and strategies
--------------------------------------------------------------------------------

Investment objective

The fund seeks high current income, liquidity and security of principal.

Key investments

The fund invests primarily in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and in related repurchase and reverse repurchase agreements. These U.S. government securities in which the fund invests consist primarily of mortgage-related securities and U.S. Treasury securities. Mortgage-related securities issued by federal agencies or instrumentalities may be backed by the full faith and credit of the U.S. Treasury, by the right of the issuer to borrow from the U.S. government or only by the credit of the issuer itself.

Selection process

The manager selects individual securities that it believes are undervalued or will offer better protection of capital during periods of changing market conditions. The manager spreads the fund's investments among various sectors, focusing more heavily on sectors it believes will experience less price volatility given prevailing interest rates and expected interest rate movements. In selecting individual securities, the manager:

o Determines sector and maturity weightings based on intermediate and long-term assessments of the economic environment and relative value factors based on interest rate outlook

o Measures the potential impact of supply/demand imbalances, yield curve shifts and changing prepayment patterns to identify individual securities that balance potential return and risk

o Monitors the spreads between U.S. Treasury and government agency or instrumentality issues and purchases agency and instrumentality issues that it believes will provide a yield advantage

o Uses research to uncover inefficient sectors of the government securities and mortgage markets and adjusts portfolio positions to take advantage of new information

--------------------------------------------------------------------------------
Risks, performance and expenses
--------------------------------------------------------------------------------

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

o Interest rates increase, causing the prices of fixed income securities to decline which would reduce the value of the fund's portfolio

o Prepayment or call risk: As interest rates decline, the issuers of mortgage-related or callable securities held by the fund may pay principal earlier than scheduled or exercise a right to call the securities, forcing the fund to reinvest in lower yielding securities

o Extension risk: As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities

o The manager's judgment about interest rates or the attractiveness, value or income potential of a particular security proves incorrect

Payments of principal and interest on mortgage-backed securities issued by instrumentalities
of the U.S. government are guaranteed by the issuer and not guaranteed by the U.S. government. Although payment of principal and interest on mortgage-backed securities issued by U.S. agencies are guaranteed by the full faith and credit of the U.S. government, this guarantee does not apply to losses resulting from declines in the market value of these securities.

Who may want to invest

The fund may be an appropriate investment if you:

o     Are seeking income consistent with preservation of capital

o Are willing to accept the interest rate risks and market risks of investing in government bonds and mortgage-related securities

o Prefer to invest in U.S. government securities rather than higher yielding corporate or foreign securities


U.S. Government Securities Fund - Class Z Shares

Total return

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

                                [GRAPHIC OMITTED]

[The following table was depicted as a bar graph in the printed material.]

                         % Total Return: Class Z Shares

                       Calendar years ended December 31,
                  -------------------------------------------
                  1995         1996         1997         1998
                  ----         ----         ----         ----
                 16.89         4.31         9.98

The bar chart shows the performance of the fund's Class Z shares for each of the past 4 full calendar years.

Quarterly returns: Highest: xx% in ___ quarter 199X; Lowest: xx% in ___ quarter 199X

Comparative performance

This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the Lehman Brothers Mortgage-Backed Securities Index (the "Lehman Index"), a broad-based unmanaged index of mortgage-backed securities and the Lipper [U.S. Government Securities Fund] Average (the "Lipper Average"), an average composed of the fund's peer group of mutual funds. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.

--------------------------------------------------------------------------------
     Average Annual Total Returns -- Calendar Years Ended December 31, 1998
--------------------------------------------------------------------------------

   Class      Inception date    1 year    5 years    10 years    Since inception
--------------------------------------------------------------------------------
     Z           11/7/94
--------------------------------------------------------------------------------
Lehman Index        n/A
--------------------------------------------------------------------------------
Lipper              n/a
--------------------------------------------------------------------------------

*Index comparison begins on

Fees and expenses

This table sets forth the fees and expenses you will pay if you invest in fund shares.

--------------------------------------------------------------------------------
Annual fund operating expenses
(paid by the fund as a % of fund net
assets)
--------------------------------------------------------------------------------
Management fee                                                          0.45%
--------------------------------------------------------------------------------
Other expenses
                                                                        ----
--------------------------------------------------------------------------------
Total annual fund operating expenses
                                                                        ====

Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

o     You invest $10,000 in the fund for the period shown

o     Your investment has a 5% return each year

o     You reinvest all distributions and dividends

o     The fund's operating expenses remain the same

--------------------------------------------------------------------------------
Number of years you own your shares     1 year     3 years    5 years   10 years
--------------------------------------------------------------------------------
Class Z                                 $          $          $         $

U.S. Government Securities Fund - Class Z Shares

--------------------------------------------------------------------------------
More on the fund's investments
--------------------------------------------------------------------------------

Derivative contracts. The fund may, but need not, use derivative contracts, such as interest rate futures and options on interest rate futures, for any of the following purposes:

o To hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates

o     As a substitute for buying or selling securities

A futures contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities. Even a small investment in derivative contracts can have a big impact on a fund's interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Risk of high portfolio turnover. The fund may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

Defensive investing. The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

--------------------------------------------------------------------------------
Management
--------------------------------------------------------------------------------

Manager. The fund's investment manager is SSBC Fund Management Inc., an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

James E. Conroy, investment officer of Mutual Management Corp. and managing director of Salomon Smith Barney, has been responsible for the day to day
management of the fund since January 1996. Mr. Conroy has over [    ] years of
investment management experience.

Management fees. During the fiscal year ended December 31, 1998, the manager received an advisory fee equal to ___% of the fund's average daily net assets.

Distributor. The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

Year 2000 issue. Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund. The cost of addressing the Year 2000 issue, if substantial, could adversely affect companies and governments that issue securities held by the fund. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by other service providers that they are taking similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee the efforts of the fund (limited to requesting and receiving reports from its service providers) or its service providers to correct the problem will be successful.


U.S. Government Securities Fund - Class Z Shares

--------------------------------------------------------------------------------
Buying, selling and exchanging Class Z shares
--------------------------------------------------------------------------------

Through a         You may buy, sell or exchange Class Z shares only through a
qualified         "qualified plan."  A qualified plan is a tax-exempt employee
plan              benefit or retirement plan of Salomon Smith Barney, Inc. or one of its affiliates.

                  There are no minimum investment requirements for Class Z shares. However, the fund reserves the right to change this policy at any time.

Buying Orders to buy Class Z shares must be made in accordance with the terms of a qualified plan. If you are a participant in a qualified plan, you may place an order with your plan to buy Class Z shares at net asset value, without any sales charge. Payment is due to Salomon Smith Barney on settlement date, which is the third business day after your order is accepted. If you make payment prior to this date, you may designate a temporary investment (such as a money market fund of the Smith Barney Mutual Funds) for payment until settlement date. The fund reserves the right to reject any order to buy shares and to suspend the offering of shares for a period of time.

Selling Qualified plans may redeem their shares on any day on which the fund calculates its net asset value. You should consult the terms of your qualified plan for special redemption provisions.

Exchanging        You should consult your qualified plan for information about available exchange options.

--------------------------------------------------------------------------------
Distributions, dividends and taxes
--------------------------------------------------------------------------------

An investment in the fund will have the following consequences for a qualified plan as the owner of shares in the fund. Qualified plan participants should consult their plan document or tax advisors about the tax consequences of participating in a qualified plan.

Dividends. The fund generally makes capital gain distributions and pays dividends, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in addition Class Z shares. The fund expects distributions to be primarily from capital gains. No sales charge is imposed on reinvested distributions or dividends. Alternatively, a qualified plan can in ative or the transfer agent to have distributions and/or dividends paid in cash. It can change that choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes. Provided that a qualified plan has not borrowed to finance its investment in the fund, it will not be taxable on the receipt of dividends and distributions from the fund.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the fund.


U.S. Government Securities Fund - Class Z Shares

--------------------------------------------------------------------------------
Share price
--------------------------------------------------------------------------------

Qualified plans may buy, exchange or redeem Class Z shares of the fund at the net asset value next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quotations. When reliable market prices are not readily available, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer representative before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Your qualified plan must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

--------------------------------------------------------------------------------
Financial highlights
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the performance of Class Z shares since inception. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG Peat Marwick LLP, independent accountants, whose report, along with the fund's financial statements, are included in the annual report (available upon request).

--------------------------------------------------------------------------------------------------------
                                    1998       1997              1996           1995         1994(1)
--------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of year                           $ 13.26          $ 13.60        $ 12.50        $ 12.47
--------------------------------------------------------------------------------------------------------
Income (loss) from
operations:
  Net investment
  income (loss)                                  0.89             0.88           0.94           0.14

  Net realized and
  unrealized gain (loss)                         0.38            (0.33)          1.11           0.13
--------------------------------------------------------------------------------------------------------
Total income (loss) from
operations                                       1.27             0.55           2.05           0.27
--------------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment
    income                                      (0.90)           (0.89)         (0.95)         (0.24)
  Net realized gains                            (0.00)(2)           --             --             --
--------------------------------------------------------------------------------------------------------
Total distributions                             (0.90)           (0.89)         (0.95)         (0.24)
--------------------------------------------------------------------------------------------------------
Net asset value, end of year                  $ 13.63          $ 13.26        $ 13.60        $ 12.50
--------------------------------------------------------------------------------------------------------
Total return                                     9.98%            4.31%         16.89%         (2.15)(3)
--------------------------------------------------------------------------------------------------------
Net assets, end of
  year (000)'s                                $22,815          $19,511        $20,923        $18,580
--------------------------------------------------------------------------------------------------------
Ratios to average
net assets:
  Expenses                                       0.51%            0.49%          0.50%          0.34%(4)
  Net investment
  income (loss)                                  6.64             6.64           7.12           7.55(4)
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           130%             265%            57%            40%
--------------------------------------------------------------------------------------------------------

(1)   For the period from November 7, 1994 (inception date) to December 31,
      1994.
(2)   Amount represents less than $0.01.
(3)   Total return is not annualized.
(4)   Annualized


U.S. Government Securities Fund - Class Z Shares

SALOMON SMITH BARNEY(SM)
a member of citigroup [Symbol]

U.S. Government Securities Fund
-- an investment portfolio of Smith Barney Funds, Inc.

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your qualified plan or the transfer agent if you do not want this policy to apply to you.

Statement of additional information. The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally a part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your qualified plan, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

You can also review the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same information free from the Commission's Internet web site at http:www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(SM) Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-01464)
[FD00000 4/99]



Part B

Part B

April 30, 1999

SMITH BARNEY FUNDS, INC.
388 Greenwich Street
New York, New York  10013

STATEMENT OF ADDITIONAL INFORMATION

Smith Barney Funds, Inc. (the "Fund") currently consists of three
Portfolios: the Large Cap Value Fund, the U.S. Government Securities Fund and the Short-Term High Grade Bond Fund (collectively referred to as the "Portfolios" and individually as a "Portfolio"). The Large Cap Value Fund had been named the "Equity Income Portfolio" prior to February 20, 1998; prior to December 11, 1995, it had been named the "Income and Growth Portfolio." The Short-Term High Grade Bond Fund had been named Short-Term U.S. Treasury Securities Fund prior to July 2, 1998.

This Statement of Additional Information ("SAI") is not a prospectus. It is intended to provide more detailed information about Smith Barney Funds, Inc. as well as matters already discussed in the associated prospectuses, each dated April 30, 1999 as amended and/or supplemented from time to time. Additional information about each Portfolio's investments is available in the Portfolios' annual and semi-annual reports to shareholders. Each Portfolio's prospectus and report may be obtained from the Fund at the address listed above or by calling (800) 421-2010, or from a Salomon Smith Barney Financial Consultant.


TABLE OF CONTENTS 					PAGE

Investment Policies					2

Investment Restrictions					7
Directors and Officers					10
Additional Information Concerning Taxes			12
IRA and Other Prototype Retirement Plans			15
Performance Information					16
Valuation of Shares					18
Purchase and Redemption of Shares			18
Investment Management Agreement
  and Other Services					27
Custodian						31
Independent Auditors					31
Additional Information about the Fund			31
Voting							31
Financial Statements					35
Appendix - Ratings of Debt Obligations			36



INVESTMENT POLICIES

	The prospectus describes the investment objectives and policies of each Portfolio. The following discussion supplements the description of the Portfolio's investment policies in the prospectus. The investment objectives and policies of each Portfolio are non-fundamental and thus may be modified by the Directors of the Fund provided that any modification is not prohibited by the Portfolios' investment restrictions or applicable laws. Each Portfolio's investment adviser is SSBC Fund Management Inc. ("SSBC" or the "manager").

	Large Cap Value Fund. The Portfolio invests primarily in common stocks offering a current return from dividends and will also normally include some interest-paying debt obligations (such as U.S. government obligations, investment grade bonds and debentures) and high quality short-term debt obligations (such as commercial paper and repurchase agreements collateralized by U.S. government securities with broker/dealers or other financial institutions, including the Fund's custodian). Under normal market conditions, at least 65% of the Portfolio's assets will be invested in common stocks of companies that have a market capitalization of at least $5 billion at the time of investment. The Portfolio may also purchase preferred stocks and convertible securities. From time to time, a portion of the assets may be invested in non-dividend paying stocks. The Portfolio may make investments in foreign securities, although the manager currently intends to limit such investments to 5% of the Portfolio's assets (including European, Continental and Global Depositary Receipts). An additional 10% of its assets may be invested in sponsored American Depositary Receipts representing shares in foreign securities that are traded in U.S. securities markets.

	The Portfolio may also invest in options (including swaps, caps, collars and floors), unseasoned issuers, REITS and other investment companies and may borrow money as a temporary measure for extraordinary or emergency purposes.

	U.S. Government Securities Fund. The Portfolio invests primarily in Government National Mortgage Association ("GNMA") Certificates of the modified pass-through type and in mortgage participation certificates issued by the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") and will also normally include other "U.S. government obligations," i.e., obligations issued or guaranteed by the United States, its agencies or instrumentalities.

	Under normal market conditions, the Portfolio will seek to invest substantially all of its assets - and the Portfolio will invest not less than 65% of its assets - in such securities. As a hedge against changes in interest rates, the Portfolio may enter into agreements with dealers in GNMA Certificates to purchase or sell an agreed-upon principal amount of GNMA Certificates at a specified price on a certain date; provided, however, that settlement occurs within 120 days of the trade date.

	Short-Term High Grade Bond Fund. The Portfolio will seek to achieve its objective by investing its assets primarily in high-grade bonds, including U.S. Government securities and corporate obligations. The Portfolio's investments will be limited to debt securities that, at the time of investment, are considered to be of "investment grade" quality, i.e., securities rated by a nationally recognized statistical rating organization ("NRSRO") within one of the four highest ratings categories for debt securities, or securities deemed comparable thereto by the manager. In addition, the Portfolio will invest primarily in the following securities: corporate bonds rated in one of the three highest categories for debt securities by an NRSRO (such as A or better by Moody's Investor Service, Inc. ("Moodys") or Standard & Poor's Rating Group ("S&P")); U.S. government securities; and negotiable bank certificates of deposit and bankers' acceptances issued by domestic banks (but not their foreign branches) having total assets in excess of $1 billion.

	In an effort to minimize fluctuations in market value, the dollar-weighted average maturity of the Portfolio's securities shall normally not be less than one nor more than four years, and the average duration of the Portfolio will typically be no greater than 3.5 years. The maximum remaining maturity of the securities in which the Portfolio shall normally invest will be no greater than ten years. In calculating the maturity of a mortgage-backed security (such as a GNMA Certificate, described below), the Portfolio will use the average life of the underlying mortgages in the pool backing the security, which takes into account the expected rate of prepayments.

	The Portfolio may maintain a portion of its assets, which will usually not exceed 10%, in money market obligations and in cash to provide for payment of the Portfolio's expenses and to meet redemption requests. It is the policy of the Portfolio to be as fully invested in debt securities as practicable at all times. The Portfolio reserves the right, as a defensive measure, to hold money market securities, including repurchase agreements or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warrant.

	Credit Quality. Each Portfolio may invest in investment grade bonds, i.e. U.S. government securities or bonds rated, at the time of purchase, in the four highest ratings categories by an NRSRO, such as those rated Aaa, Aa, A and Baa by Moody's or AAA, AA, A and BBB by S&P. Obligations rated in the lowest of the top four rating categories (such as Baa by Moody's or BBB by S&P) may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments, including a greater possibility of default or bankruptcy of the issuer, than is the case with higher grade bonds. Subsequent to its purchase by a Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. In addition, it is possible that Moody's, S&P and other NRSROs might not timely change their ratings of a particular issue to reflect subsequent events. None of these events will require the sale of the securities by a Portfolio, although the manager will consider these events in determining whether the Portfolio should continue to hold the securities.

	U.S. Government Securities. U.S. government securities are obligations of, or are guaranteed by, the United States government, its agencies or instrumentalities. These include bills, certificates of indebtedness, and notes and bonds issued by the U.S. treasury or by agencies or instrumentalities of the U.S. government. Some U.S. government securities, such as U.S. treasury bills and bonds, are supported by the full faith and credit of the U.S. treasury; others are supported by the right of the issuer to borrow from the United States treasury; others, such as those of FNMA, are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association and the FHLMC are supported only by the credit of the instrumentality. GNMA is a government-chartered corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. FHLMC is a U.S. government-created entity controlled by the Federal Home Loan Banks.


	GNMA Securities. GNMA Certificates are debt securities issued by a mortgage banker or other mortgagee representing an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans
Administration. The National Housing Act provides that the full faith and credit of the United States is pledged to the timely payment of principal and interest by GNMA of amounts due on these GNMA
Certificates. Scheduled payments of principal and interest are made each month to holders of GNMA Certificates (such as the U.S. Government Securities Portfolio). Unscheduled prepayments of mortgages are passed through to holders of GNMA Certificates at par with the regular monthly payments of principal and interest, which have the effect of reducing future payments on such Certificates and either increasing or decreasing the yield realized by the Portfolio, depending on the cost of the underlying Certificate and its market value at the time of prepayment. The income portions of monthly payments received by these Portfolios will be included in their net investment income. The average life of GNMA Certificates varies with the maturities of the underlying mortgages (with maximum maturities of 30 years) but is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of prepayments, refinancing of such mortgages or foreclosure.

	GNMA Certificates have historically involved no credit risk, however, due to fluctuations in interest rates, the market value of such securities will vary during the period of a shareholder's investment in the U.S. Government Securities Portfolio. Prepayments and scheduled payments of principal will be reinvested by the U.S. Government Securities Portfolio in then available GNMA Certificates which may bear interest at a rate lower or higher than the Certificate from which the payment was received. As with other debt securities, the price of GNMA Certificates is likely to decrease in times of rising interest rates; however, in periods of falling interest rates the potential for prepayment may reduce the general upward price increase of GNMA Certificates that might otherwise occur. If a Portfolio buys GNMA Certificates at a premium, mortgage foreclosures or prepayments may result in a loss to the Portfolio of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

	Zero Coupon Bonds. The U.S. Government Securities Fund and Short-Term High Grade Bond Fund may each invest in zero-coupon debt securities, which may be subject to greater volatility than other types of debt securities. Because zero-coupon securities do not make interest payments, such securities may fall more dramatically when interest rates rise than securities paying out interest on a current basis. However, when interest rates fall, zero-coupon securities may rise more rapidly in value because the securities have locked-in a particular rate of reinvestment that becomes more attractive the further rates fall.

	Repurchase and Reverse Repurchase Agreements. Each Portfolio may enter into repurchase agreements, wherein the seller agrees to repurchase a security from the Portfolio at an agreed-upon future date, normally the next business day. The resale price is greater than the purchase price, which reflects the agreed-upon rate of return for the period the Portfolio holds the security and which is not related to the coupon rate on the purchased security. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the resale price, thus risk is limited to the ability of the seller to pay the agreed-upon amount on the delivery date; however, if the seller defaults, realization upon the collateral by the Portfolio may be delayed or limited or the Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. A Portfolio will only enter into repurchase agreements with broker/dealers or other financial institutions that are deemed creditworthy by the manager under guidelines approved by the Board of Directors. It is the policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment together with any other illiquid assets held by a Portfolio amount to more than 15% of that Portfolio's total assets.

	Reverse repurchase agreements involve the sale of a Portfolio's securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Since the proceeds of borrowings under reverse repurchase agreements are invested, this would introduce the speculative factor known as "leverage." The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such a transaction is that a Portfolio can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases it will be able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Portfolio has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the Fund intends to use the reverse repurchase technique only when the manager believes it will be advantageous to the Portfolio. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the participating Portfolio's assets. The Fund's custodian bank will maintain a separate account for the Portfolio with securities having a value equal to or greater than such commitments.

	Securities Lending. Each Portfolio may seek to increase its net investment income by lending its securities provided such loans are callable at any time and are continuously secured by cash or U.S. government securities equal to no less than the market value, determined daily, of the securities loaned. A Portfolio will receive amounts equal to dividends or interest on the securities loaned. It will also earn income for having made the loan because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending of securities a Portfolio may pay reasonable finders, administrative and custodial fees. Where voting or consent rights with respect to loaned securities pass to the borrower, management will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such voting or consent rights if the issues involved have a material effect on the Portfolio's investment in the securities loaned. Apart from lending its securities and acquiring debt securities of a type customarily purchased by financial institutions, none of the foregoing Portfolios will make loans to other persons. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to borrowers whom the manager deems to be of good standing and will not be made unless, in the judgment of the manager, the interest to be earned from such loans would justify the risk.

	Short-term Trading. U.S. Government Securities Fund and Short-Term High Grade Bond Fund may, to a limited degree, each engage in short-term trading to attempt to take advantage of short-term market variations, or may dispose of a portfolio security prior to its maturity if it believes such disposition advisable or it needs to generate cash to satisfy redemptions. As the portfolio turnover rate increases, so will a Portfolio's dealer mark-ups and other transaction related expenses. Investors should realize that risk of loss is inherent in the ownership of any securities and that shares of a Portfolio will fluctuate with the market value of its securities.

	When-Issued, Delayed Delivery and Forward Commitment Investments. Each Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such transactions arise when securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction. Purchasing such securities involves the risk of loss if the value of the securities declines prior to settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. The Portfolio's custodian will maintain, in a segregated account on behalf of the Portfolio, cash, U.S. government securities or other liquid securities that have a value equal to or greater than the Portfolio's purchase commitments; the custodian will likewise segregate securities sold on a delayed basis.

	Foreign Investments. The Large Cap Value Fund may invest in securities of foreign issuers. Such investments involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include currency exchange control regulations and costs, the possibility of expropriation, seizure, or nationalization of foreign deposits, less liquidity and volume and more volatility in foreign securities markets and the impact of political, social, economic or diplomatic developments or the adoption of other foreign government restrictions that might adversely affect the payment of principal and interest on or market value of securities. If it should become necessary, the Fund might encounter greater difficulties in invoking legal processes abroad than would be the case in the United States. In addition, there may be less publicly available information about a non-U.S. company, and non-U.S. companies are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. Furthermore, some of these securities may be subject to foreign brokerage and withholding or other foreign taxes.

	For many foreign securities, there are U.S. dollar-denominated American Depositary Receipts ("ADRs"), which are traded in the United States on exchanges or over the counter and are sponsored and issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, the Portfolio can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting that those to which many foreign issuers may be subject.

	The Short-Term High Grade Bond Fund may invest in Yankee obligations, including Yankee obligations of foreign banks. Yankee obligations are dollar denominated obligations issued in the U.S. capital markets by foreign issuers. Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

	Options. A "call option" gives a holder the right to purchase a specific stock at a specified price referred to as the "exercise price," within a specific period of time (usually 3, 6, or 9 months). A "put option" gives a holder the right to sell a specific stock at a specified price within a specified time period. The initial purchaser of a call option pays the "writer" a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Put and call options are currently traded on The Chicago Board Options Exchange and several other national exchanges. Institutions such as the Fund that sell (or "write") call options against securities held in their investment portfolios retain the premium. If the writer determines not to deliver the stock prior to the option's being exercised, the writer may purchase in the secondary market an identical option for the same stock with the same price and expiration date in fulfillment of the obligation. In the event the option is exercised the writer must deliver the underlying stock to fulfill the option obligation. The brokerage commissions associated with the buying and selling of call options are normally proportionately higher than those associated with general securities transactions.

Futures Contracts and Related Options. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Futures contracts are traded on designated "contracts markets" which, through their clearing corporations, guarantee performance of the contracts. Futures contracts and options thereon may be undertaken for hedging and other risk management purposes in an effort to reduce the impact of several kinds of anticipated price fluctuation risks on the securities held by a Portfolio. For example, put options on interest rate futures might be purchased to protect against declines in the market values of debt securities occasioned by higher interest rates. If these transactions are successful, the futures or options positions taken by a Portfolio will rise in value by an amount which approximately offsets the decline in value of the portion of the securities held by a Portfolio that is being hedged. On other occasions, a Portfolio may enter into contracts to purchase the underlying instrument. For example, futures contracts for the purchase of debt securities might be entered into to protect against an anticipated increase in the price of debt securities to be purchased in the future resulting from decreased interest rates.

The U.S. Government Securities Fund and Short-Term High Grade Bond Fund may purchase and sell interest rate futures contracts ("futures contracts") and options thereon as a hedge against changes in interest rates. Currently, there are interest rate futures contracts based on securities such as long-term Treasury bonds, Treasury notes, GNMA Certificates and three-month Treasury bills.

Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although the sale of the futures contract might be accomplished more easily and quickly. If interest rates increased and the value of a Portfolio's securities declined, the value of the Portfolio's futures contracts would increase, thereby protecting the Portfolio by preventing the net asset value from declining as much as it otherwise would have. Similarly, entering into futures contracts for the purchase of securities has an effect similar to actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For example, if the manager expects interest rates to decline, a Portfolio might enter into futures contracts for the purchase of securities, so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase.

The U.S. Government Securities Fund also may purchase and sell listed put and call options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the option period. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. The U.S. Government Securities Fund may purchase put options on interest rate futures contracts in lieu of, and for the same purpose as, the sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract in the same manner as it purchases "protective puts" on securities. The purchase of call options on interest rate futures contracts is intended to serve the same purpose as the actual purchase of the futures contract, and the Portfolio will set aside cash or cash equivalents sufficient to purchase the amount of portfolio securities represented by the underlying futures contracts.

A Portfolio will incur brokerage costs whether or not its hedging is successful and will be required to post and maintain "margin" as a good-faith deposit against performance of its obligations under futures contracts and under options written by the Portfolio. Futures and options positions are marked to the market daily and the Portfolio may be required to make subsequent "variation" margin payments depending upon whether its positions increase or decrease in value. In this context margin payments involve no borrowing on the part of the Portfolio.

The Short-Term High Grade Bond Fund and U.S. Government Securities
Fund may not purchase futures contracts or options thereon if, immediately thereafter, more than 10% and 30%, respectively, of their total assets would be so invested. In purchasing and selling futures contracts, each Portfolio will comply with rules and interpretations of the Commodity Futures Trading Commission ("CFTC"), under which the Fund is excluded from regulation as a "commodity pool." CFTC regulations permit use of commodity futures for bona fide hedging purposes without limitations on the amount of assets committed to margin.

Neither the U.S. Government Securities Fund nor Short-Term High
Grade Bond Fund will engage in transactions involving futures contracts or options thereon for speculation but only as a hedge against changes in the market values of debt securities held, or intended to be purchased, by the Portfolio and where the transactions are appropriate to reduce the Portfolios' risks. Each Portfolio's futures, and options on futures, transactions will be entered into for traditional hedging purposes - that is, futures contracts will be sold to protect against a decline in the price of securities that the Portfolio owns, or futures contracts will be purchased to protect the Portfolio against an increase in the price of securities it is committed to purchase.

There is no assurance that a Portfolio will be able to close out it futures positions at any time, in which case it would be required to maintain the margin deposits on the contract. There can be no assurance that hedging transactions will be successful, as there may be an imperfect correlation (or no correlation) between movements in the prices of the futures contracts and of the securities being hedged, or price distortions due to market conditions in the futures markets.
Where futures contracts are purchased to hedge against an increase in the price of securities, but the market declines and a Portfolio does not invest in securities, the Portfolio would realize a loss on the futures contracts, which would not be offset by a reduction in the price of securities purchased. Where futures contracts are sold to hedge against a decline in the price of the Portfolio's securities but the market advances, the Portfolio would lose part or all of the benefit of the advance due to offsetting losses in its futures positions.

Portfolio Turnover. Each Portfolio effects portfolio transactions with a view towards attaining the investment objectives of the Portfolio and is not limited to a predetermined rate of portfolio turnover. A high portfolio turnover results in correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions and other transaction costs that a Portfolio will bear directly, and may result in the realization of net capital gains, distributions of which are taxable to shareholders. See "Financial Highlights" in the prospectus and "Investment Management Agreement and Other Services - Brokerage" in this Statement of Additional Information.


INVESTMENT RESTRICTIONS

Each of the Portfolios is subject to certain restrictions and policies that are "fundamental," which means that they may not be changed without a "vote of a majority of the outstanding voting securities" of the Portfolio, as defined under the Investment Company Act of 1940, as amended (the "Act") and Rule 18f-2 thereunder (see "Voting"). The Portfolios are subject to other restrictions and policies that are "non-fundamental" and which may be changed by the Fund's Board of Directors without shareholder approval, subject to any applicable disclosure requirements.

Fundamental Policies - All Portfolios. Without the approval of a majority of its outstanding voting securities, no Portfolio may:

1.	invest in a manner that would cause it to fail to be a
"diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

2.	issue "senior securities" as defined in the Act and the rules, regulations and orders thereunder, except as permitted under the
Act and the rules, regulations and orders thereunder.
3.	invest more than 25% of its total assets in securities, the
issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities)
and securities of state or municipal governments and their
political subdivisions are not considered to be issued by members of any industry.
4.	borrow money, except that (a) the Portfolio may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Portfolio may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Portfolio will be limited so that no more than 33 -1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.
5.	make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the Portfolio may invest consistent with its investment objectives and policies; (b) repurchase
agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the Act.
6.	engage in the business of underwriting securities issued by other persons, except to the extent that the Portfolio may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.
7.	for the Large Cap Value Fund and the U.S. Government Securities
Fund: purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the Portfolio from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held;
(c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Funds' investment objective and policies); or (d) investing in real estate investment trust securities.
for the Short-Term High Grade Bond Fund only: purchase or sell real estate, real estate mortgages, real estate investment trust securities, commodities or commodity contracts, but this restriction shall not prevent the Fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein;
(b) holding or selling real estate received in connection with securities it holds or held; or (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Funds' investment objective and policies).

Nonfundamental Policies.  As a nonfundamental policy, no Portfolio may:

1.	purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except
"against the box"). For purposes of this restriction, the deposit or payment by the Portfolio of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on
margin;
2.	invest in securities of another investment company except as permitted by Section 12(d)(1) of the Act or as part of a merger, consolidation, or acquisition;
3.	purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

Additional Nonfundamental Policies - Large Cap Value Fund. As a nonfundamental policy, the Large
Cap Value Fund may not:

1.	invest more than 5% of its total assets in issuers with less than three years of continuous operation (including that of
predecessors) or so-called "unseasoned" equity securities that are not either admitted for trading on a national stock exchange or regularly quoted in the over-the-counter market;
2.	invest in any company for the purpose of exercising control of management;
3.	have more than 15% of its net assets at any time invested in or subject to puts, calls or combinations thereof and may not
purchase or sell options that are not listed on a national
securities exchange; or
4.	invest in interests in oil or gas or other mineral exploration or development programs.

	All of the foregoing restrictions which are stated in terms of percentages will apply at the time an investment is made; a subsequent increase or decrease in the percentage that may result from changes in values or net assets will not result in a violation of the restriction.

DIRECTORS AND OFFICERS

DONALD R. FOLEY, Director
Retired, 3668 Freshwater Drive, Jupiter, Florida 33477. Director of ten investment companies associated with Smith Barney Inc. ("Smith Barney"). Formerly Vice President of Edwin Bird Wilson, Incorporated
(advertising); 77.

PAUL HARDIN, Director
Professor of Law at University of North Carolina at Chapel Hill, 103 S. Building, Chapel Hill, North Carolina 27599; Director of twelve investment companies associated with Smith Barney; and a Director of The Summit Bancorporation; Formerly, Chancellor of the University of North Carolina at Chapel Hill, University of North Carolina; 67.

*HEATH B. McLENDON, Chairman of the Board, President and Chief Executive
Officer
Managing Director of Smith Barney; Director of forty-two investment companies associated with Smith Barney; Chairman and President of the manager; Chairman of the Board of Smith Barney Strategy Advisors Inc. and President of Travelers Investment Adviser, Inc. ("TIA"); prior to July 1993, Senior Executive Vice President of Shearson Lehman Brothers and Vice Chairman of the Board of Asset Management; 65.

RODERICK C. RASMUSSEN, Director
Investment Counselor, 9 Cadence Court, Morristown, New Jersey 07960. Director of ten investment companies associated with Smith Barney. Formerly Vice President of Dresdner and Company Inc. (investment counselors); 72.

JOHN P. TOOLAN, Director
Retired, 13 Chadwell Place, Morristown, New Jersey 07960. Director of ten investment companies associated with Smith Barney. Formerly, Director and Chairman of Smith Barney Trust Company, Director of Smith Barney Holdings Inc. and the manager and Senior Executive Vice President, Director and Member of the Executive Committee of Smith Barney; 68.

LEWIS E. DAIDONE, Senior Vice President and Treasurer
Managing Director of Smith Barney, Senior Vice President and Treasurer of forty-two investment companies associated with Smith Barney, and Director and Senior Vice President of the manager and TIA; 41.

JAMES E. CONROY, Vice President
Managing Director of Smith Barney and Vice President of four investment companies associated with Smith Barney; prior to July 1993, Managing Director of Shearson Lehman Advisors; 47.

PAUL BROOK, Controller and Assistant Secretary
Director of Salomon Smith Barney and Controller or Assistant Controller of certain other investment companies associated with Salomon Smith Barney since 1998; Managing Director of AMT Capital Services Inc. from 1997-1998; Partner with Ernst & Young LLP prior to 1997; 45.

CHRISTINA T. SYDOR, Secretary
Managing Director of Smith Barney, Secretary of forty-two investment companies associated with Smith Barney; Secretary and General Counsel of the manager and TIA; 48.
_________________________
* Designates a Director of the Fund who is an "interested person" of the Fund as defined in the Investment Company Act of 1940. The business address of each such Director and of each officer listed above, is 388 Greenwich Street, New York, New York 10013.

	On February 5, 1999, directors and officers owned in the aggregate less than 1% of the outstanding shares of each Portfolio.

	The following table shows the compensation paid by the Fund to each Director during the Fund's last fiscal year. None of the officers of the Fund received any compensation from the Fund for such period. Officers and interested directors of the Fund are compensated by Salomon Smith Barney.

COMPENSATION TABLE

Name of Person
Aggregate
Compensati
on from
Fund

Pension or
Retirement
Benefits
Accrued as
part of Fund
Expenses

Total
Compensat
ion from
Fund
Complex

Number of
Funds for
Which
Person
Serves
Within
Fund
Complex

Joseph H. Fleiss+@

0

10
Donald R. Foley+

0

10
Paul Hardin

0

12
Francis P. Martin+

0

10
Heath B. McLendon*
0
0
0
42
Roderick C. Rasmussen

0

10
Bruce D. Sargent*
0
0

3
John P. Toolan+

0

10
________________________
*  Designates a Director who is an "interested person".

+ Pursuant to a deferred compensation plan, the indicated Directors have elected to defer payment of the following amounts of their compensation from the Fund: Joseph H. Fleiss - $631, Donald R. Foley - $631, Francis
P. Martin- $3,162 and John P. Toolan - $3,462, and the following amounts of their compensation from the Fund Complex: Joseph H. Fleiss: $21,000, Donald R. Foley: $21,000, Francis P. Martin: $53,000 and John P. Toolan:
$55,400.

@ Effective January 1, 1998, Mr. Fleiss became a Director Emeritus. Upon attainment of age 72 the Fund's current Directors may elect to change to emeritus status. Any directors elected or appointed to the Board in the future will be required to change to emeritus status upon attainment of age 80. Directors Emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the Fund's Directors, together with reasonable out-of-pocket expenses for each meeting attended. For the last Fiscal year, the total paid to emeritus directors by the Fund was $________.

ADDITIONAL INFORMATION CONCERNING TAXES

The following is a summary of the material United States federal income tax considerations regarding the purchase, ownership and disposition of shares of a Portfolio of the Fund. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in a Portfolio. The summary is based on the laws in effect on the date of this Statement of Additional Information, which are subject to change.

The Portfolios and Their Investments

Each Portfolio intends to qualify to be treated as a regulated investment company each taxable year under the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, a Portfolio must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities, loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of a Portfolio's taxable year, (i) at least 50% of the market value of a Portfolio's assets is represented by cash, securities of other regulated investment companies, United States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of a Portfolio's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that a Portfolio controls and are determined to be engaged in the same or similar trades or businesses or related trades or businesses.
As a regulated investment company, each Portfolio will not be subject to United States federal income tax on its net investment income (i.e., income other than its net realized long- and short-term capital gains) and its net realized long- and short-term capital gains, if any, that it distributes to its shareholders, provided that an amount equal to at least 90% of the sum of its investment company taxable income (i.e., 90% of its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers), plus or minus certain other adjustments as specified in the Code) and its net tax-exempt income for the taxable year is distributed, but will be subject to tax at regular corporate rates on any taxable income or gains that it does not distribute. Furthermore, each Portfolio will be subject to a United States corporate income tax with respect to such distributed amounts in any year that it fails to qualify as a regulated investment company or fails to meet this distribution requirement.

The Code imposes a 4% nondeductible excise tax on each Portfolio to the extent a Portfolio does not distribute by the end of any calendar year at least 98% of its net investment income for that year and 98% of the net amount of its capital gains (both long-and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any income or gain retained by a Portfolio that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Each Portfolio anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.

If, in any taxable year, a Portfolio fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by a Portfolio in computing its taxable income. In addition, in the event of a failure to qualify, a Portfolio's distributions, to the extent derived from a Portfolio's current or accumulated earnings and profits would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If a Portfolio fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if a Portfolio failed to qualify as a regulated investment company for a period greater than one taxable year, a Portfolio may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

At December 31, 1998 the unused capital loss carryovers of the
Portfolios were approximately as follows:  Short-Term High Grade Bond
Fund:  $[         ].  For Federal income tax purposes, these amounts are
available to be applied against future securities gains, if any, realized. The carryovers expire as follows:

							December 31,
								(in thousands)

2001
2002
2003
2004
Short-Term High Grade Bond Fund
---
4,805
1,124
$971

The U.S. Government Securities Fund and the Short-Term High Grade
Bond Fund may invest in zero coupons securities having an original issue discount (that is, the discount represented by the excess of the stated redemption price at maturity over the issue price). Each year, each Portfolio will be required to accrue as income a portion of this original issue discount even though the Portfolio will receive no cash payment of interest with respect to these securities. In addition, if the Portfolio acquires a security after its initial issuance at a discount that resulted from fluctuations in prevailing interest rates ("market discount"), the Portfolio may elect to include in income each year a portion of this market discount.

Each Portfolio will be required to distribute substantially all of its income (including accrued original issue and recognized market discount) in order to qualify for "pass-through" federal income tax treatment and also in order to avoid the imposition of 4% excise tax referred to above. Therefore, a Portfolio may be required in some years to distribute an amount greater than the total cash income the Portfolio actually receives. In order to make the required distribution in such a year, a Portfolio may be required to borrow or to liquidate securities. The amount of cash that a Portfolio would have to distribute, and thus the degree to which securities would need to be liquidated or borrowing made would depend upon the number of shareholders who chose not to have their dividends reinvested.

A Portfolio's transactions in options and futures, will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by a Portfolio (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to a Portfolio and defer Portfolio losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require a Portfolio to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause a Portfolio to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes.
Each Portfolio will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of a Portfolio as a regulated investment company.

A Portfolio's investment in Section 1256 contracts, such as regulated futures contracts and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by a Portfolio at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Portfolio's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Portfolio from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Portfolio.

Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by the Large Cap Value Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. The Large Cap Value Fund will not be eligible to elect to treat any foreign taxes it pays as paid by its shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by the Large Cap Value Fund will reduce the return from its investments.

Taxation of United States Shareholders

Dividends and Distributions. Any dividend declared by a Portfolio in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by a Portfolio not later than such December 31, provided that such dividend is actually paid by a Portfolio during January of the following calendar year. Each Portfolio intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). Each Portfolio currently expects to distribute any excess annually to its shareholders. However, if a Portfolio retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained. In that event, a Portfolio will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for United Stares federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Portfolio on the undistributed amount against their United States federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for United States federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income. Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by a Portfolio upon filing appropriate returns or claims for refund with the Internal Revenue Service (the "IRS").

Dividends of net investment income and distributions of net realized short-term capital gains are taxable to a United States shareholder as ordinary income, whether paid in cash or in shares. Distributions of net-long-term capital gains, if any, that a Portfolio designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of a Portfolio. Dividends and distributions paid by a Portfolio (except for the portion thereof, if any, attributable to dividends on stock of U.S. corporations received by a Portfolio) will not qualify for the deduction for dividends received by corporations. Distributions in excess of a Portfolio's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital, to the extent of a shareholder's basis in his shares of a Portfolio, and as a capital gain thereafter (if the shareholder holds his shares of a Portfolio as capital assets).

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them.

If a Portfolio is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in a Portfolio's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date a Portfolio acquired such stock.
Accordingly, in order to satisfy its income distribution requirements, a Portfolio may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in a Portfolio, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Portfolio share held by the shareholder for six months or less will be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share.

Backup Withholding. Each Portfolio may be required to withhold, for United States federal income tax purposes, 31% of the dividends and distributions payable to shareholders who fail to provide a Portfolio with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United States federal income tax liabilities.

Notices. Shareholders will be notified annually by a Portfolio as to the United States federal income tax status of the dividends, distributions and deemed distributions attributable to undistributed capital gains (discussed above in "Dividends and Distributions") made by a Portfolio to its shareholders. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of a Portfolio's taxable year regarding the United States federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by a Portfolio to its shareholders during the preceding taxable year.

Other Taxation

Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

The foregoing is only a summary of certain material tax consequences affecting the Portfolios and their shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolios.



IRA AND OTHER PROTOTYPE RETIREMENT PLANS

	Copies of the following plans with custody or trust agreements have been approved by the Internal Revenue Service and are available from the Fund or Salomon Smith Barney; investors should consult with their own tax or retirement planning advisors prior to the establishment of a plan.

IRA, Rollover IRA and Simplified Employee Pension - IRA

 	The Small Business Job Protection Act of 1996 changed the eligibility requirements for participants in Individual Retirement Accounts ("IRAs"). Under these new provisions, if you or your spouse have earned income, each of you may establish an IRA and make maximum annual contributions equal to the lesser of earned income or $2,000. As a result of this legislation, married couples where one spouse is non-working may now contribute a total of $4,000 annually to their IRAs.

	The Taxpayer Relief Act of 1997 has changed the requirements for determining whether or not you are eligible to make a deductible IRA contribution. Under the new rules effective January 1, 1998, if you are considered an active participant in an employer-sponsored retirement plan, you may still be eligible for a full or partial deduction depending upon your combined adjusted gross income ("AGI"). For married couples filing jointly for 1998, a full deduction is permitted if your combined AGI is $50,000 or less ($30,000 for unmarried individuals); a partial deduction will be allowed when AGI is between $50,000-$60,000 ($30,000-$40,000 for an unmarried individual); and no deduction will be allowed when AGI is above $60,000 ($40,000 for an unmarried individual). However, if you are married and your spouse is covered by a employer-sponsored retirement plan, but you are not, you will be eligible for a full deduction if your combined AGI is $150,000 or less. A partial deduction is permitted if your combined AGI is between $150,000-$160,000 and no deduction is permitted after $160,000.

	The rules applicable to so-called "Roth IRAs" differ from those described above.

	A Rollover IRA is available to defer taxes on lump sum payments and other qualifying rollover amounts (no maximum) received from another retirement plan.

	An employer who has established a Simplified Employee Pension - IRA ("SEP-IRA") on behalf of eligible employees may make a maximum annual contribution to each participant's account of 15% (up to $24,000) of each participant's compensation. Compensation is capped at $160,000 for 1998.


Paired Defined Contribution Prototype

	Corporations (including Subchapter S corporations) and non-corporate entities may purchase shares of the Fund through the Smith Barney Prototype Paired Defined Contribution Plan. The prototype permits adoption of profit-sharing provisions, money purchase pension provisions, or both, to provide benefits for eligible employees and their beneficiaries. The prototype provides for a maximum annual tax deductible contribution on behalf of each Participant of up to 25% of compensation, but not to exceed $30,000 (provided that a money purchase pension plan or both a profit-sharing plan and a money purchase pension plan are adopted thereunder).


PERFORMANCE INFORMATION

	From time to time the Fund may advertise a Portfolio's total return, average annual total return and yield in advertisements. In addition, in other types of sales literature the Fund may also advertise a Portfolio's current dividend return. These figures are based on historical earnings and are not intended to indicate future performance. The total return shows what an investment in the Portfolio would have earned over a specified period of time (one, five or ten years) assuming the payment of the maximum sales load when the investment was first made, that all distributions and dividends by the Portfolio were reinvested on the reinvestment dates during the period less the maximum sales load charged upon reinvestment and less all recurring fees. The average annual total return is derived from this total return, which provides the ending redeemable value. The Fund may also quote a Portfolio's total return for present shareholders that eliminates the sales charge on the initial investment.

	A Portfolio's "average annual total return," is computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

					P(1 + T)n = ERV

	Where:		P	=	a hypothetical initial payment of
$1,000.

			T	=	average annual total return.

			n	=	number of years.

			ERV	=	Ending Redeemable Value of a hypothetical
$1,000 investment made at the beginning of a 1-, 5- or 10- year period at the end of a 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

	The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. A Portfolio's net investment income changes in response to fluctuations in interest rates and the expenses of the Portfolio.

	Each Portfolio's average annual total return with respect to its Class A Shares for the one-year period, five-year period, ten-year period (if applicable), and for the life of the Portfolio ended December 31, 1998 is as follows:


One Year
Five Years
Ten Years
Life
Inception
Date
Large Cap Value
%
%

%
5/18/67
U.S. Government



*
10/9/84
Short-Term High
Grade




11/11/91


	Each Portfolio's average annual total return with respect to its Class B Shares (where applicable)for the one-year period and the life of such Portfolio's Class B shares through December 31, 1998 is as follows:

Portfolio 			One Year	Life		Inception Date

Large Cap Value		%		%		11/7/94

U.S. Government		 		 		11/7/94

	Each Portfolio's average annual total return with respect to its Class L Shares for the one-year period, five-year period and for the life of such Portfolio's Class L shares through December 31, 1998 is as follows:



Portfolio				One Year	Five Years	Life
	Inception Date

Large Cap Value 			%		%		%
	12/2/92

U.S. Government
	12/2/92


	Each Portfolio's average annual total return with respect to its Class Y Shares for the one-year period and for the life of such Portfolio's Class Y shares through December 31, 1998 is as follows:

Portfolio			One Year	Life		Inception Date

Large Cap Value		%		%		2/07/96

U.S. Government						1/12/93

Short-Term High Grade						2/07/96

	Each Portfolio's average annual total return with respect to its Class Z Shares (where applicable) for the one-year period and for the life of such Portfolio's Class Z shares through December 31, 1998 is as follows:

Portfolio			One Year	Life		Inception Date

Large Cap Value 		%		%		11/07/94

U.S. Government		 				11/07/94


	Note that effective October 10, 1994 Class C shares were reclassified as additional Class A shares with respect to the Large Cap Value Fund and that effective November 7, 1994 Class C shares were redesignated Class Y shares with respect to the U.S. Government Securities Fund. In addition, effective November 7, 1994 then existing Class B shares of each Portfolio were designated as Class C shares. Each Portfolio (except the Short-Term High Grade Bond Fund) began to offer new Class B shares on November 7, 1994. Each Portfolio's Class C shares were reclassified as Class L shares on June 12, 1998.

	Each Portfolio's yield is computed by dividing the net investment income per share earned during a specified thirty day period by the maximum offering price per share on the last day of such period and annualizing the result. For purposes of the yield calculation, interest income is determined based on a yield to maturity percentage for each long-term debt obligation in the Portfolio; income on short-term obligations is based on current payment rate.

	The Fund calculates current dividend return for the U.S. Government Securities Fund by analyzing the most recent quarterly distribution from investment income, including net equalization credits or debits, and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The Fund calculates current dividend return for the Large Cap Value Fund by dividing the dividends from investment income declared during the most recent twelve months by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The Fund calculates current dividend return for the Short-Term High Grade Bond Fund by analyzing the most recent monthly distribution, including net equalization credits and debits, and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. From time to time, the Fund may include a Portfolio's current dividend return in information furnished to present or prospective shareholders and in advertisements.

	A Portfolio's current dividend return may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing the Portfolio's current dividend return to yields published for other investment companies in other investment vehicles. Current dividends return should also be considered relative to changes in the value of the Portfolio's shares and to the risks associated with the Portfolio's investment objective and policies. For example, in comparing current dividend returns with those offered by Certificates of Deposit ("CDs"), it should be noted that CDs are insured (up to $100,000) and offer a fixed rate of return.

	Performance information may be useful in evaluating a Portfolio and for providing a basis for comparison with other financial alternatives. Since the performance of each Portfolio changes in response to fluctuations in market conditions, interest rates and Portfolio expenses, no performance quotation should be considered a representation as to the Portfolio's performance for any future period.


VALUATION OF SHARES

	The net asset value of each Portfolio's Classes of shares will be determined on any day that the New York Stock Exchange is open. The New York Stock Exchange is closed on the following holidays: New Year's
Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Because of the differences in distribution fees and class-specific expenses, the per share net asset value of each class of a Portfolio may differ.


PURCHASE AND REDEMPTION OF SHARES

PURCHASE OF SHARES

	Detailed information about the purchase, redemption and exchange of fund shares appears in the prospectus.

Volume Discounts

	The schedules of sales charges described in the prospectus apply to purchases of shares of the U.S. Government Securities Fund or Large Cap Value Fund made by any "purchaser," which term is defined to include the following: (a) an individual; (b) an individual's spouse and his or her children purchasing shares for his or her own account; (c) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; (d) a pension, profit-sharing or other employee benefit plan qualified under Section 401(a) of the Internal Revenue Code (the "Code") and qualified employee benefit plans of employers who are "affiliated persons" of each other within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"); (e) tax-exempt organizations enumerated in Section 501(c)(3) or (13) of the Code; or
(f) any other organized group of persons, provided that the organization has been in existence for at least six months and was organized for a purpose other than the purchase of investment company securities at a discount. Purchasers who wish to combine purchase orders to take advantage of volume discounts should contact a Salomon Smith Barney Financial Consultant.

Right of Accumulation

	Class A shares of the U.S. Government Securities Fund and Large Cap Value Fund may be purchased by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account, at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the Portfolio and of Portfolios sponsored by Salomon Smith Barney which are offered with a sales charge listed under "Exchange Privilege" below then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Group Purchases

	Upon completion of certain automated systems, a reduced sales charge or purchase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined in accordance with the schedule in the prospectus and will be based upon the aggregate sales of Class A shares of the Smith Barney funds offered with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer- or partnership-sanctioned plan meeting certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any. Such plan may, but is not required to, provide for payroll deductions, IRAs or investments pursuant to retirement plans under Sections 401 or 408 of the Code. Salomon Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Salomon Smith Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a qualified group may also purchase Class A shares at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring fund shares at a discount and (c) satisfies uniform criteria which enable Salomon Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Portfolio and the members, and must agree to include sales and other materials related to the fund in its publications and mailing to members at no cost to Salomon Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discretion of Salomon Smith Barney.

Letter of Intent

	Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the sales charge table in the prospectus includes purchases of all Class A shares of a Portfolio and other Smith Barney funds offered with a sales charge over the 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charge applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Salomon Smith Barney Financial Consultant or First Data Investors Services Group, Inc. ("First Data" or the "transfer agent") to obtain a Letter of Intent application.

	Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of a Portfolio and agree to purchase a total of $15,000,000 of Class Y shares of the Portfolio within thirteen (13) months from the date of the Letter. If a total investment of $15,000,000 is not made within the thirteen-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the fund's Class A shares, which may include a CDSC of 1.00%. Each Portfolio expects that such transfer will not be subject to Federal income taxes. Please contact a Salomon Smith Barney Financial Consultant for First Data for further information.

Smith Barney 401(k) Program and ExecChoiceTM Programs

	Investors may be eligible to participate in the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans participating ("Participating Plans") in these programs.

	Each Portfolio offers to Participating Plans Class A shares, and the Large Cap Value Fund and U.S. Government Securities Fund also offers Class L shares, as investment alternatives under the Smith Barney 401(k) and ExecChoiceTM Programs. Class A and Class L shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A and Class L shares acquired by other investors; however, they are not subject to any initial sales charge or CDSC. Once a Participating Plan has made an initial investment in a Portfolio, all of its subsequent investments in the Portfolio must be in the same Class of shares, except as otherwise described below.

	Class A Shares. Class A shares of a Portfolio are offered without any sales charge or CDSC to any Participating Plan that purchases
$1,000,000 or more of Class A shares of one or more funds of the Smith Barney funds.

	Class L Shares. Class L shares of a Portfolio are offered without any sales charge or CDSC to any Participating Plan that purchases less than $1,000,000 of Class L shares of one or more funds of the Smith
Barney funds.

	401(k) and ExecChoiceTM Plans Opened On or After June 21, 1996. At the end of the fifth year after the date of the Participating Plan enrolled in the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program, if its total Class L holdings in all non-money market Smith Barney funds equal at least $1,000,000, it will be offered the opportunity to exchange all of its Class L shares for Class A shares of a Portfolio. (For Participating Plans that were originally established through a Salomon Smith Barney retail brokerage account, the five year period will be calculated from the date of retail brokerage account was opened.) Such Participating Plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the Participating Plan does not qualify for the five year exchange to Class A shares, a review of the Participating Plan's holdings will be performed each quarter until either the Participating Plan qualifies or the end of the eighth year.

	401(k) Plans Opened Prior to June 21, 1996. In any year after the date a Participating Plan enrolled in the Smith Barney 401(k) Program, if its total Class L holdings in all non-money market Smith Barney funds equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of a Portfolio. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

	Any Participating Plan in the Smith Barney 401(k) Program that has previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class L shares for Class A shares of a Portfolio, regardless of asset size, at the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney
401(k) Program. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a Participating Plan will not be eligible to acquire additional Class L shares of the Portfolio but instead may acquire Class A shares of the Portfolio. Any Class L shares not converted will continue to be subject to the distribution fee.

	Participating Plans wishing to acquire shares of the Portfolio through the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program must purchase such shares directly from the Transfer Agent. For further information regarding these Programs, investors should contact a Salomon Smith Barney Financial Consultant.

	Existing 401(k) Plans Investing in Class B Shares. Class B shares of the Smith Barney funds are not available for purchase by Participating Plans opened on or after June 21, 1996, but may continue to be purchased by Participating Plans in the Smith Barney 401(k)
Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a CDSC of 3.00% of redemption proceeds, if the Participating Plan terminates within eight years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Program.

	At the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program, the Participating Plan will be offered the opportunity to exchange all of its Class B shares for Class A shares of the Portfolio. Such Participating Plan will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a Participating Plan will not be eligible to acquire additional Class B shares of the Portfolio but instead may acquire Class A shares of the fund. If the Participating Plan elects not to exchange all of its Class B shares at that time, each Class B share held by the Participating Plan will have the same conversion feature as Class B shares held by other investors.

	No CDSC is imposed on redemptions of Class B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus any increase in the net asset value of the shareholder's Class B shares above the purchase payments made during the preceding eight years. Whether or not the CDSC applies to the redemption by a Participating Plan depends on the number of years since the Participating Plan first became enrolled in the Smith Barney 401(k) Program, unlike the applicability of the CDSC to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

	The CDSC will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a Participating Plan as a result of: (a) the retirement of an employee in the Participating Plan; (b) the termination of employment of an employee in the Participating Plan; (c) the death or disability of an employee in the Participating Plan; (d) the attainment of age 59 1/2 by an employee in the Participating Plan; (e) hardship of an employee in the Participating Plan to the extent permitted under Section 401(k) of the Code; or (f) redemptions of shares in connection with a loan made by the Participating Plan to an employee.

	The per share dividends on Class B and Class L shares of the Portfolio may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class L shares. The per share dividends on Class A shares of the fund may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class L and Class Y shares.

Determination of Public Offering Price

	Each Portfolio offers its shares to the public on a continuous basis. The public offering price for a Class A and Class Y share of each Portfolio is equal to the net asset value per share at the time of purchase, plus for Class A shares of Large Cap Value Fund and U.S. Government Securities Fund an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class L share (and Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000) is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A contingent deferred sales charge ("CDSC"), however, is imposed on certain redemptions of Class L shares, and Class A shares of Large Cap Value Fund and U.S. Government Securities Fund when purchased in amounts exceeding $500,000. The method of computation of the public offering price is shown in each fund's financial statements, incorporated by reference in their entirety into this SAI.

REDEMPTION OF SHARES

	The right of redemption of shares of a Portfolio may be suspended or the date of payment postponed (a) for any periods during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the Portfolio normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the Portfolio's investments or determination of its net asset value is not reasonably practicable or (c) for any other periods as the SEC by order may permit for the protection of the Portfolio's shareholders.

	If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians.
A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

	If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Transfer Agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith
Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

Distribution in Kind

	The Fund has committed itself to pay in cash all requests for redemption by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. Redemptions in excess of the above limit may be paid in portfolio securities, in cash or any combination or both, as the Board of Directors may deem advisable; however, payments shall be made wholly in cash unless the Board of Directors believes that economic conditions exist that would make such a practice detrimental to the best interests of the Fund and its remaining shareholders. If a redemption is paid in portfolio securities, such securities will be valued in accordance with the procedures described under "Valuation of Shares" in the Prospectus and a shareholder would incur brokerage expenses if these securities were then converted to cash.

Automatic Cash Withdrawal Plan

	An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders of a Portfolio who own shares of the Portfolio with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the fund as may be necessary to cover the stipulated withdrawal payment.
Any applicable CDSC will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences. (With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences). To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in a Portfolio, continued withdrawal payments will reduce the shareholder's investment, and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a Portfolio.
Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the Portfolio at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.

	Shareholders of a Portfolio who wish to participate in the Withdrawal Plan and who hold their shares of the Portfolio in certificate form must deposit their share certificates with the transfer agent as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the fund involved. A shareholder who purchases shares directly through the transfer agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact a Salomon Smith Barney Financial Consultant.

WAIVERS OF CDSC

	The CDSC for Large Cap Value Fund and U.S. Government Securities Fund will be waived on: (a) exchanges (see "Exchange Privilege" in the respective prospectus); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Automatic Cash
Withdrawal Plan in the respective prospectus") (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 591/2; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the Portfolio with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption. CDSC waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by the transfer agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

ADDITIONAL INFORMATION REGARDING TELEPHONE REDEMPTION AND EXCHANGE
PROGRAM.

	None of the Portfolios nor their agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. Each Portfolio and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). Each Portfolio reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

EXCHANGE PRIVILEGE

	Except as noted below, shareholders of any of the Smith Barney funds may exchange all or part of their shares for shares of the same Class of other Smith Barney funds, on the basis of relative net asset value per share at the time of exchange as follows:

	1	Class A and Class Y shares of a Portfolio may be exchanged
without a sales charge for the respective shares of any of the Smith
Barney funds.

	2	Class B shares of a Portfolio may be exchanged without a
sales charge. Class B shares of the Portfolio exchanged for Class B shares of another Smith Barney Mutual fund will be subject to the higher applicable CDSC of the two funds and, for purposes of calculating CDSC rates and conversion periods, will be deemed to have been held since the date the shares being exchanged were deemed to be purchased.

	3	Class L shares of any Portfolio may be exchanged without a
sales charge. For purposes of CDSC applicability, Class L shares of the Portfolio exchanged for Class C shares of another Smith Barney Mutual fund will be deemed to have been owned since the date the shares being exchanged were deemed to be purchased.

	Dealers other than Salomon Smith Barney must notify the transfer agent of the investor's prior ownership of Class A shares of Smith Barney High Income Fund and the account number in order to accomplish an exchange of shares of Smith Barney High Income Fund under paragraph 1 above.

	The exchange privilege enables shareholders in any Smith Barney Mutual fund to acquire shares of the same Class in a Portfolio with different investment objectives when they believe a shift between Portfolios is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the Portfolio shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Salomon Smith Barney Financial Consultant.

	Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable CDSC, the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. Salomon Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

FUND NAME

	Growth Funds
		Concert Peachtree Growth Fund
		Smith Barney Aggressive Growth Fund Inc.
		Smith Barney Appreciation Fund Inc.
		Smith Barney Fundamental Value Fund Inc.
		Smith Barney Growth Opportunity Fund
		Smith Barney Managed Growth Fund
		Smith Barney Natural Resources Fund Inc.
		Smith Barney Small Cap Blend Fund, Inc.
		Smith Barney Special Equities Fund

	Growth and Income Funds
		Concert Social Awareness Fund
		Smith Barney Convertible Fund
		Smith Barney Funds, Inc.-Large Cap Value Fund
		Smith Barney Large Cap Blend Fund
		Smith Barney Premium Total Return Fund
		Smith Barney Utilities Fund

	Taxable Fixed-Income Funds
		**	Smith Barney Adjustable Rate Government Income Fund
			Smith Barney Diversified Strategic Income Fund
		+++ Smith Barney Funds, Inc.-Short-Term U.S. Treasury
Securities Fund
			Smith Barney Funds, Inc.-U.S. Government Securities Fund Smith Barney Government Securities Fund
			Smith Barney High Income Fund
			Smith Barney Investment Grade Bond Fund
			Smith Barney Managed Governments Fund Inc.
			Smith Barney Total Return Bond Fund

	Tax-Exempt Funds
			Smith Barney Arizona Municipals Fund Inc.
			Smith Barney California Municipals Fund Inc.
		*	Smith Barney Intermediate Maturity California Municipals
Fund
		*	Smith Barney Intermediate Maturity New York Municipals Fund
			Smith Barney Managed Municipals Fund Inc.
			Smith Barney Massachusetts Municipals Fund
			Smith Barney Muni Funds -Florida Portfolio
			Smith Barney Muni Funds -Georgia Portfolio
		*	Smith Barney Muni Funds -Limited Term Portfolio
			Smith Barney Muni Funds -National Portfolio
			Smith Barney Muni Funds -New York Portfolio
			Smith Barney Muni Funds -Pennsylvania Portfolio
			Smith Barney New Jersey Municipals Fund Inc.
			Smith Barney Municipal High Income Fund
			Smith Barney Oregon Municipals Fund
			Smith Barney Tax-Exempt Income Fund

	Global-International Funds
			Smith Barney Hansberger Global Small Cap Value Fund
			Smith Barney Hansberger Global Value Fund
			Smith Barney World Funds, Inc.-Emerging Markets Portfolio Smith Barney World Funds, Inc.-European Portfolio
			Smith Barney World Funds, Inc.-Global Government Bond
Portfolio
			Smith Barney World Funds, Inc.-International Balanced
Portfolio
			Smith Barney World Funds, Inc.-International Equity
Portfolio
			Smith Barney World Funds, Inc.-Pacific Portfolio

	Smith Barney Concert Allocation Series Inc.
			Smith Barney Concert Allocation Series Inc.-Balanced
Portfolio
			Smith Barney Concert Allocation Series Inc.-Conservative
Portfolio
			Smith Barney Concert Allocation Series Inc.-Growth
Portfolio
			Smith Barney Concert Allocation Series Inc.-Global
Portfolio
			Smith Barney Concert Allocation Series Inc.-High Growth
Portfolio
			Smith Barney Concert Allocation Series Inc.-Income
Portfolio

	Money Market Funds
		+ Smith Barney Exchange Reserve Funds
		++ Smith Barney Money Funds, Inc.-Cash Portfolio
		++ Smith Barney Money Funds, Inc.-Government Portfolio
		***	Smith Barney Money Funds, Inc.-Retirement Portfolio
		+++ Smith Barney Municipal Money Market Fund, Inc.
		+++ Smith Barney Muni Funds-California Money Market Portfolio
		+++ Smith Barney Muni Funds-New York Money Market Portfolio
________________________________________________________________________
_____
	*	Available for exchange with Class A, Class L and Class Y shares of the fund.
	**	Available for exchange with Class A and Class B shares of the fund.  In addition, Participating Plans opened prior to June 21,
1996 and investing in Class L shares of the fund may exchange fund shares for Class L shares of this fund.
	***	Available for exchange with Class A shares of the fund.
	+ Available for exchange with Class B and Class L shares of the fund.
	++ Available for exchange with Class A and Class Y shares of the fund. In addition, shareholders who own Class L shares of the fund through the Smith Barney 401(k) and ExecChoice(tm) Programs may exchange those shares for Class L shares of this fund.
	+++ Available for exchange with Class A and Class Y shares of the fund.


INVESTMENT MANAGEMENT AGREEMENT AND OTHER SERVICES

Manager

	For the fiscal years ended December 31, 1996, 1997 and 1998, the investment management fees paid by each Portfolio were as follows:

Portfolio			   1996		     1997 	  1998

U.S. Government		$1,770,235	$ 1,571,535
Large Cap Value		 4,622,817 	   5,536,984
Short-Term High Grade	    479,559 	     538,831

	Pursuant to the Management Agreement, the management fee for the Large Cap Value Fund is calculated at a rate in accordance with the following schedule: 0.60% of the first $500 million of average daily net assets; 0.55% of the next $500 million; and 0.50% of average daily net assets over $1 billion. The management fee for the U.S. Government Securities Fund is calculated at a rate in accordance with the following schedule: 0.50% of the first $200 million of aggregate average daily net assets of the Portfolio, and 0.40% of the aggregate average daily net assets of the Portfolio in excess of $200 million. The management fee for the Short-Term High Grade Bond Fund is calculated at the annual rate of 0.45% of such Portfolio's average daily net assets.

	The Management Agreement for each of the Portfolios further provides that all other expenses not specifically assumed by the manager under the Management Agreement on behalf of a Portfolio are borne by the Portfolio or the Fund. Expenses payable by a Portfolio or the Fund include, but are not limited to, all charges of custodians (including sums as custodian and sums for keeping books and for rendering other services to the Fund) and shareholder servicing agents, expenses of preparing, printing and distributing all prospectuses, proxy material, reports and notices to shareholders, all expenses of shareholders' and directors' meetings. filing fees and expenses relating to the registration and qualification of the Fund's shares and the Fund under Federal or state securities laws and maintaining such registrations and qualifications (including the printing of the Fund's registration statements), fees of auditors and legal counsel, costs of performing portfolio valuations, out-of-pocket expenses of directors and fees of directors who are not "interested persons" as defined in the Act, interest, taxes and governmental fees, fees and commissions of every kind, expenses of issue, repurchase or redemption of shares, insurance expense, association membership dues, all other costs incident to the Fund's existence and extraordinary expenses such as litigation and indemnification expenses. Direct expenses are charged to each Portfolio; general corporate expenses are allocated among the various Portfolios on the basis of relative net assets.

DISTRIBUTOR

	CFBDS, 20 Milk Street, Boston, MA 02109-5408, distributes shares of the Fund as principal underwriter and as such conducts a continuous offering pursuant to a ''best efforts'' arrangement requiring CFBDS to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the fund under Rule 12b-1 under the 1940 Act (a ''Plan''), CFBDS is paid a service fee with respect to Class A, Class B and Class L shares of the Fund at the annual rate of 0.25% of the average daily net assets attributable to these Classes. CFBDS is also paid a distribution fee with respect to Class B and Class L shares at the annual rate of 0.75% of the average daily net assets attributable to these Classes. Class B shares that automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to a distribution fee. The fees are used by CFBDS to pay its Financial Consultants for servicing shareholder accounts and, in the case of Class B and Class L shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Salomon Smith Barney Financial Consultants and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of CFBDS associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

	The payments to Salomon Smith Barney Financial Consultants for selling shares of a Class include a commission or fee paid by the investor or CFBDS at the time of sale and, with respect to Class A, Class B and Class L shares, a continuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Salomon Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

	Payments under each Plan with respect to Class B and Class L shares are not tied exclusively to the distribution and shareholder services expenses actually incurred by Salomon Smith Barney and the payments may exceed distribution expenses actually incurred. The fund's Board of Directors will evaluate the appropriateness of each Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by CFBDS, amounts received under the Plan and proceeds of the CDSC.

		When payment is made by the investor before the settlement date, unless otherwise requested in writing by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Salomon Smith Barney may benefit from the temporary use of the funds. The investor may designate another use for the funds prior to settlement date, such as an investment in a money market fund (other than Salomon Smith Barney Exchange Reserve fund) of the Smith Barney funds. If the investor instructs Salomon Smith Barney to invest the funds in a Salomon Smith Barney money market fund, the amount of the investment will be included as part of the average daily net assets of both the fund and the money market fund, and affiliates of Salomon Smith Barney that serve the funds in an investment advisory or administrative capacity will benefit from the fact that they are receiving fees from both such investment companies for managing these assets, computed on the basis of their average daily net assets. The Fund's Board of Directors has been advised of the benefits to Salomon Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Investment Management and Distribution Agreements for continuance.

	Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the board of trustees, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in the Distribution Agreement (the "independent trustees"). The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all amendments of the Plan also must be approved by the trustees including all of the independent trustees in the manner described above. The Plan may be terminated with respect to a Class at any time, without penalty, by vote of a majority of the independent Directors or, with respect to any Portfolio, by vote of a majority of the outstanding voting securities of a Portfolio (as defined in the 1940 Act). Pursuant to the Plan, the Board of Directors will be provided with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

	Prior to October 8, 1998 Salomon Smith Barney served as principal underwriter of the Fund's shares under the fund's prior 12b-1 distribution plans (the "Prior Plans"). The prior plans were substantially similar to the Plans. For the year ended December 31, 1998, the fees which have been accrued and/or paid to Salomon Smith Barney under the Prior Plans or CFBDS under the Plans pursuant to Rule 12b-1 for the fund are set out in the table below:

Portfolio		Class A		Class B		Class C
Class Y		Total

Large Cap Value							N/A
U.S. Government	    	 	   		 		N/A
Short-Term High Grade	   		N/A		    N/A		N/A

	The distribution expenses for 1998 included compensation of financial consultants and printing costs of prospectuses and marketing
materials.   Pursuant to the Plans, CFBDS incurs the expenses of
distributing the Company's Class A, Class B and Class L shares.

	For the fiscal years 1996 and 1997 aggregate sales commissions of approximately $689,000 and $608,000, respectively, were paid to Salomon Smith Barney by the purchasers of Fund shares. During the fiscal year 1998 aggregate sales commissions of $___________________ were paid by the purchasers of shares  ($______________ to Salomon Smith Barney and
$_____________ to CFBDS).   As set forth in the prospectus, a contingent
deferred sales charge ("CDSC") may be imposed on certain redemptions of Class A, Class B and Class C shares. The amount of the CDSC will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. For Class B shares of the Large Cap Value Fund the maximum CDSC is 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero. For Class B shares of the U.S. Government Securities Fund the maximum CDSC is 4.50% of redemption proceeds, declining by 0.50% the first year after purchase and by 1.00% each year thereafter to zero. A CDSC of 1.00% is imposed on redemptions of Class A shares which when combined with Class
A shares offered with a sales charge currently held by an investor equal or exceed $500,000 in the aggregate and Class C shares if such redemptions occur within 12 months from the date such investment was made. Any sales charge imposed on redemptions is paid to the distributor of the Fund shares.

Portfolio Transactions
Large Cap Value Fund - Brokerage

	The manager is responsible for allocating the Large Cap Value Fund's brokerage transactions in equity securities. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Salomon Smith Barney. Salomon Smith Barney has acted as the Fund's principal broker on behalf of the Large Cap Value Fund and has received a substantial portion of brokerage fees paid by such Portfolio. The Portfolio will not deal with Salomon Smith Barney in any transaction in which Smith Barney acts as principal.

	The Fund attempts to obtain the most favorable execution of each portfolio transaction, that is, the best combination of net price and prompt reliable execution. In the opinion of the manager, however, it is not possible to determine in advance that any particular broker will actually be able to effect the most favorable execution because, in the context of a constantly changing market, order execution involves judgments as to price, commission rates, volume, the direction of the market and the likelihood of future change. In making its decision as to which broker or brokers are most likely to provide the most favorable execution, the manager takes into account the relevant circumstances. These include, in varying degrees, the size of the order, the importance of prompt execution, the breadth and trends of the market in the particular security, anticipated commission rates, the broker's familiarity with such security including its contacts with possible buyers and sellers and its level of activity in the security, the possibility of a block transaction and the general record of the broker for prompt, competent and reliable service in all aspects of order processing, execution and settlement.

	Commissions are negotiated and take into account the difficulty involved in execution of a transaction, the time it took to conclude, the extent of the broker's commitment of its own capital, if any, and the price received. Anticipated commission rates are an important consideration in all trades and are weighed along with the other relevant factors affecting order execution set forth above. In allocating brokerage among those brokers who are believed to be capable of providing equally favorable execution, the manager takes into consideration the fact that a particular broker may, in addition to execution capability, provide other services to the Portfolio such as research and statistical information. It is not possible to place a dollar value on such services nor does their availability reduce the expenses of the manager or Smith Barney in connection with services rendered to other advisory clients and not all such services may be used in connection with the Portfolio.

	Shown below are the total brokerage fees paid by the Large Cap Value Fund during 1996, 1997 and 1998. Also shown is the portion paid to Salomon Smith Barney and the portion paid to other brokers for the execution of orders allocated in consideration of research and statistical services or solely for their ability to execute the order. During fiscal year 1998, the total amount of commissionable transactions was $_________; $__________ (____%) of which was directed to Salomon Smith Barney and executed by unaffiliated brokers and $__________ (____%) of which was directed to other brokers.












Total

For Execution
Only
To Smith
Barney



To
Others

To Others For
Execution,
Research
and Statistical
Services

199
6
$956,7
42
$441,702*
46.2%
$493,44
5
51.6
%
	$21,595
2.2%
199
7
892,14
0
279,132*
31.3
572,298
64.1

	40,710
4.6
199
8








_________________
*Directed to Salomon Smith Barney and executed by unaffiliated brokers.

	The Board of Directors of the Fund has adopted certain policies and procedures incorporating the standards of Rule 17e-1 issued by the Securities and Exchange Commission under the Act which requires that the commissions paid to Salomon Smith Barney must be "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." The Rule and the policy and procedures also contain review requirements and require the manager to furnish reports to the Board of Directors and to maintain records in connection with such reviews.

All Portfolios - Other Portfolio Transactions

	The Fund's fixed income securities ordinarily are purchased from and sold to parties acting as either principal or agent. Newly issued securities ordinarily are purchased directly from the issuer or from an underwriter; other purchases and sales usually are placed with those dealers from which the manager determines that the best execution will be obtained. (Newly issued U.S. Treasury securities would be purchased through the auction process.) Usually no brokerage commissions, as such, are paid for purchases and sales of fixed-income securities, which are typically undertaken through principal transactions, although the price paid usually includes compensation to the dealer acting in the form of a spread or mark-up. The prices paid to underwriters of newly issued securities (other than U.S. Treasury Securities) typically include a concession paid by the issuer to the underwriter, and purchasers of after-market fixed-income securities from dealers ordinarily are executed at a price between the bid and asked price.

	Transactions in fixed-income securities are allocated to various broker-dealers by the manager in its best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, broker-dealers may be selected for research, statistical or other services to enable the manager to supplement its own research and analysis with the views and information of other securities firms. The Fund may utilize Salomon Smith Barney Inc. ("Salomon Smith Barney") as a commodities broker in connection with entering into options and futures contracts.

	Research services furnished by broker-dealers through which the Fund effects securities transactions may be used by the manager in managing other investment funds and, conversely, research services furnished to the manager by broker-dealers in connection with other funds the manager advises may be used by the manager in advising the Fund. Although it is not possible to place a dollar value on these services, the manager is of the view that the receipt of the services should not reduce the overall costs of its research services.
	Investment decisions for each Portfolio are made independently from those of other Portfolios, and other investment companies managed by the manager. If those investment companies are prepared to invest in, or desire to dispose of, investments at the same time as the Fund, however, available investments or opportunities for sales will be allocated equitably to each client of the manager. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.


CUSTODIAN

	Portfolio securities and cash owned by the Fund are held in the custody of PNC Bank, National Association, 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103 (foreign securities, if any, will be held in the custody of the Barclays Bank, PLC)

	In the event of the liquidation or dissolution of the Fund, shares of a Portfolio are entitled to receive the assets belonging to that Portfolio that are available for distribution and a proportionate distribution, based upon the relative net assets of the respective Portfolios, of any general assets not belonging to any particular
Portfolio that are available for distribution.

INDEPENDENT AUDITORS

	KPMG LLP, 345 Park Avenue, New York, New York 10154, has been selected as the Fund's independent auditors for its fiscal year ending December 31, 1998 to examine and report on the Fund's financial statements and highlights.

ADDITIONAL INFORMATION ABOUT THE FUND

	The Fund, an open-end, diversified investment company, was incorporated in Maryland on December 2, 1966. The Fund has an authorized capital of 2,000,000,000 shares with a par value of $.01 per share. The Fund has outstanding three series of shares, each representing shares in separate Portfolios, and the Board of Directors may authorize the issuance of additional series of shares in the future. The assets of each Portfolio are segregated and separately managed and a shareholder's interest is in the assets of the Portfolio in which he or she holds shares. Class A, Class B, Class C, Class Y and Class Z (where available) shares of any Portfolio represent interests in the assets of the Portfolio and have identical voting, dividend, liquidation and other rights on the same terms and conditions except that expenses related to the distribution of each Class of shares are borne solely by each Class and each Class of shares has exclusive voting rights with respect to provisions of the Rule 12b-1 distribution plan which pertain to a particular Class. Shares do not have cumulative voting rights or preemptive rights and are fully paid, transferable and nonassessable when issued for payment as described in this Prospectus.

	The Articles of Incorporation of the Fund permit the Board of Directors to establish additional Portfolios of the Fund from time to time. The investment objectives, policies and restrictions applicable to additional Portfolios would be established by the Board of Directors at the time such Portfolios were established and may differ from those set forth in the prospectus and this Statement of Additional Information.


 VOTING

	As permitted by Maryland law, there will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders. At that time, the directors then in office will call a shareholders' meeting for the election of directors. The directors must call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of the Fund. At such a meeting, a director may be removed after the holders of record of not less than a majority of the outstanding shares of the Fund have declared that the director be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the directors shall continue to hold office and may appoint successor directors.

	As used in the prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Fund (or the affected Portfolio or class) or
(b) 67% or more of such shares present at a meeting if more than 50% of the outstanding shares of the Fund (or the affected Portfolio or class) are represented at the meeting in person or by proxy. A Portfolio or class shall be deemed to be affected by a matter unless it is clear that the interests of each Portfolio or class in the matter are identical or that the matter does not affect any interest of the Portfolio or class. The approval of a management agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Portfolio only if approved by a "vote of a majority of the outstanding voting securities" of the Portfolio affected by the matter; however, the ratification of independent accountants, the election of directors, and the approval of a distribution agreement that is submitted to shareholders are not subject to the separate voting requirements and may be effectively acted upon by a vote of the holders of a majority of all Fund shares voting without regard to Portfolio.

As of February 5, 1999, the following table contains a list of shareholders who of record or beneficially own at least 5% of the outstanding shares of a particular class of shares of a Portfolio of the
Fund:

Large Cap Value Fund

Class Y


U.S. Government Securities Fund

Class Y

Short-Term High Grade Bond Fund

Class Y


FINANCIAL STATEMENTS

	The Fund's financial information will be incorporated by reference to the Fund's Annual Reports to Shareholders for the fiscal year ended December 31, 1998 which will be subsequently filed in a post-effective amendment to this registration.




APPENDIX - RATINGS FOR DEBT OBLIGATIONS

BOND (AND NOTES) RATINGS

Moody's Investors Service, Inc.

	Aaa - Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

	Aa - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in "Aaa" securities.

	A - Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate by elements may be present that suggest a susceptibility to impairment sometime in the future.

	Baa - Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

	Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

	B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

	Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

	Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree.
Such issues are often in default or have other marked shortcomings.

	C - Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

	Con (..) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or
(d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

	Note: The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Ratings Group

	AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

	AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

	A- Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

	BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

	BB, B, CCC, CC, C - Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. 'BB' indicates the lowest degree of speculation and 'C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

	Plus (+) or Minus (-): The ratings from 'AA' to 'B' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

	Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

	L The letter "L" indicates that the rating pertains to the principal amount of those bonds where the underlying deposit collateral is fully insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp.

	+ Continuance of the rating is contingent upon S&P's receipt of closing documentation confirming investments and cash flow.

	* Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement.

	NR Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.
COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

	Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial changes and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

	Issuers rated "Prime-2" (or related supporting institutions) have strong capacity for repayment of short-term promissory obligations.
This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

 Standard & Poor's Ratings Group

	A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

	A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.




49




PART C  OTHER INFORMATION

Item 23.  Exhibits

	(a)	(1)	Articles Supplementary dated November 16, 1992 are
incorporated by reference to Exhibit 1(a) to Post-
Effective Amendment No. 49.

		(2)	Articles Supplementary dated October 29, 1992 are
incorporated by reference to Exhibit 1(b) to Post-
Effective Amendment No. 49.

		(3)	Articles of Amendment dated October 29, 1992 are
incorporated by reference to Exhibit 1(c) to Post-
Effective Amendment No. 49.

		(4)	Articles Supplementary dated September 6, 1991 are
incorporated by reference  to Exhibit 1(a) to Post-
Effective Amendment No. 46.

		(5)	Articles Supplementary dated October 31, 1990 are
incorporated by reference to Exhibit 1(a) to Post-
Effective Amendment No. 43.

		(6)	Articles Supplementary dated march 27, 1986, May 15,
1985, December 28, 1984, August 2, 1984, June 8, 1984,
February 26, 1972 and April 25, 1967 are incorporated by reference to Exhibits 1(a) through (g) to Post-
Effective Amendment No. 39.

		(7)	Articles of Incorporation dated December 1, 1966 are
incorporated by reference to Exhibit 1(h) to Post-
Effective Amendment No. 39.

(8) Articles Supplementary dated December 14, 1993 are incorporated by reference to Exhibit 1(h) to Post-
Effective Amendment No. 54.

(9) Articles of Amendment, dated June 12, 1998, filed herewith.

(10) Articles of Amendment, dated July 2, 1998, filed herewith.

	(b)	Bylaws of the Fund are incorporated by reference to Exhibit
2 to Post-Effective Amendment No. 39.

	(c)	(1)	Specimen Stock Certificates for the Income and Growth
Portfolio (now, Large Cap Value Fund), and the U.S.
Government Securities Portfolio are incorporated by reference to Exhibit 4 to Post-Effective Amendment No. 39.

		(2)	Specimen Stock Certificate for the Short-Term U.S.
Treasury Securities Portfolio is incorporated by reference to Exhibit 4(c) to Post-Effective Amendment
No.53.


	(d)	(1)	Management Agreement between Short-Term U.S. Treasury
Securities Portfolio and Smith, Barney Advisers, Inc.
is incorporated by reference to Post-Effective
Amendment No. 46.

		(2)	Management Agreement between the Income and Growth
Portfolio and Smith, Barney Advisers, Inc. is incorporated by reference to Post-Effective Amendment
No. 43.

(3) Management Agreement between U.S. Government
Securities Portfolio and Smith, Barney Advisers, Inc.
is incorporated by reference to Post-Effective
Amendment No. 43.



	(e)	(1)	Distribution Agreement between the Registrant and
Smith Barney, Harris Upham & Co. Incorporated is incorporated by reference to Exhibit 6(a) to Post-
Effective Amendment No. 39.

(2) Distribution Agreement between Smith Barney Funds,
Inc. and Smith Barney Shearson Inc.
(3) Distribution Agreement with CFBDS, Inc. filed herewith.

	(f)		Not applicable.

	(g)		Custodian Agreement between Registrant and Provident
National Bank is incorporated by reference to Exhibit
8 to Post-Effective Amendment No. 39.

	(h)		Transfer Agency Agreement between Registrant and
Provident Financial Processing Corp. is incorporated herein by reference to Exhibit 9 to Post-Effective
Amendment No. 39.

	(i)		Not applicable.

	(j)		Auditors' Consent to be filed by further amendment.

	(k)		Not applicable.

	(l)		Not applicable

	(m)	(1)	Amended Plan of Distribution Pursuant to Rule 12b-1 on
behalf of the Short-Term U.S. Treasury Securities
Portfolio is incorporated by reference to Exhibit
15(h) to Post-Effective Amendment No. 56.

		(2)	Amended Plan of Distribution Pursuant to Rule 12b-1 on
behalf of the Income and Growth Portfolio is incorporated by reference to Exhibit 15(j) to Post-
Effective Amendment No. 56.

(3) Amended Plan of Distribution Pursuant to Rule 12b-1 on behalf of the U.S. Government Securities Portfolio is incorporated by reference to Exhibit 15(k) to Post-
Effective Amendment No. 56.

		(4)	Form of Amended and Restated Shareholder Services and
Distribution Plan is filed herewith.

(n) Financial Data Schedules is to be filed by further amendment.

(o) Rule 18f-3 Plan is filed herewith.

Item 24.	Persons Controlled by or under Common Control with
Registrant

		(None)

Item 25.	Indemnification

		Reference is made to Article SEVENTH, paragraph 7(e) of Registrant's Articles of Incorporation for a complete statement of its terms.

		Registrant is a named assured on a joint insured bond pursuant to Rule 17g-1 of the Investment Company Act of 1940. Other assureds include Mutual Management
Corp.(Registrant's Adviser) and affiliated investment companies.


Item 26.	Business and other Connections of Investment Adviser

	See the material under the caption "Management of the Fund" included in Part A (Prospectus) of this Registration Statement and the material appearing under the caption "Management Agreement" included in Part B (Statement of Additional Information) of this Registration Statement.

	Information as to the Directors and Officers of SSBC Fund Management Inc., formerly Mutual Management Corp. and formerly Smith Barney
Mutual Funds Management Inc. is included in its Form ADV (File No. 801-8314), filed with the Commission, which is incorporated herein by reference thereto.

Item 27.	Principal Underwriters

    CFBDS, Inc., ("CFBDS") the Registrant's Distributor, is also the distributor for the following Smith Barney funds: Concert Investment Series, Consulting Group Capital Markets Funds, Greenwich Street Series Fund, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Concert Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds Inc., Smith Barney Investment Trust, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

CFBDS also serves as the distributor for the following funds: The Travelers Fund UL for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Fund UL for Variable Annuities, The Travelers Fund UL II for Variable Annuities, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities.

In addition, CFBDS, the Registrant's Distributor, is also the distributor for CitiFunds Multi-State Tax Free Trust, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Tax Free Reserves, CitiFunds Trust I, CitiFunds Trust II, CitiFunds Trust III, CitiFunds International Trust, CitiFunds Fixed Income Trust, CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500, CitiFunds Small Cap Growth VIP Portfolio. CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Growth & Income Portfolio, U.S. Fixed Income Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio.

In addition, CFBDS is also the distributor for the following Salomon Brothers funds: Salomon Brothers Opportunity Fund Inc., Salomon Brothers Investors Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Institutional Series Funds Inc., Salomon Brothers Variable Series Funds Inc.

In addition, CFBDS is also the distributor for the Centurion Funds, Inc.

(b)	The information required by this Item 27 with respect to each director and officer of CFBDS is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

(c)	Not applicable.



Item 28.	Location of Accounts and Records

		PNC Bank, National Association, 17th and Chestnut
Streets, Philadelphia, Pennsylvania 19103, and First
Data Investor Services Group Inc., Exchange Place,
Boston, Massachusetts 02109, will maintain the custodian and the shareholder servicing agent records, respectively, required by Section 31 (a).

		All other records required by Section 31 (a) are maintained at the offices of the Registrant at 388
Greenwich Street, New York, New York 10013 (and preserved for the periods specified by Rule 31a-2).

Item 29.	Management Services

		Not applicable

Item 30.	Undertakings

		(a) Not applicable

		(b) Registrant undertakes, if requested to do so by the holders of at least 10% of Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the questions of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c).

		(c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest report to shareholders, upon request and without charge.


	SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York and State of New York on the __th day of February, 1999.

							SMITH BARNEY FUNDS, INC.

						BY /s/ Heath B. McLendon
Heath B. McLendon, Chief
Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	               Date

 /s/ Heath B. McLendon      	Director, Chairman,  February 25, 1999
(Heath B. McLendon)	President and Chief
	Executive Officer


/s/ Donald R. Foley*          	Director			February 25, 1999
(Donald R. Foley)

/s/ Paul Hardin*                 Director			February 25, 1999
(Paul Hardin III)

/s/ Roderick C. Rasmussen *	 Director			February 25, 1999
(Roderick C. Rasmussen)

/s/ John P. Toolan*             Director		 February 25, 1999
(John P. Toolan)

/s/ Lewis E. Daidone        	Treasurer      February 25, 1999
(Lewis E. Daidone)	and Principal
	Financial Officer



*By:  /s/ Christina T. Sydor  		February 25, 1999
      Christina T. Sydor
      Pursuant to Power of Attorney
      Previously filed


EXHIBITS

(a)(9)	Articles of Amendment dated June 12, 1998
(a)(10)	Articles of Amendment dated July 2, 1998
(e)(3)	Distribution Agreement with CFBDS, Inc.
(m)(4)	Form of Amended and Restated Shareholder Services and
Distribution Plan
(o)	Form of Amended and Restated Rule 18f-3 Multiple Class Plan